Schedule of Investments (unaudited) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The)
3.50%, 10/01/20	$196	$197,972
3.75%, 10/01/21	549	566,117
3.75%, 02/15/23	926	973,816
4.20%, 04/15/24	910	988,185
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22	1,304	1,355,620
4.45%, 08/15/20	143	145,173
WPP Finance 2010
3.63%, 09/07/22(a)	655	683,048
3.75%, 09/19/24(a)	1,000	1,072,033

		5,981,964

Aerospace & Defense — 1.7%
Boeing Co. (The)
2.70%, 05/01/22	71	72,235
4.88%, 02/15/20	2,239	2,240,959
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	210	211,923
2.25%, 11/15/22 (Call 08/15/22)	1,020	1,037,393
2.88%, 05/11/20(a)	908	911,014
3.00%, 05/11/21	2,615	2,662,527
3.38%, 05/15/23 (Call 04/15/23)	1,830	1,929,238
L3Harris Technologies Inc.
3.85%, 06/15/23 (Call 05/15/23)(b)	1,040	1,104,121
4.95%, 02/15/21 (Call 11/15/20)(b)	895	917,822
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	1,954	1,964,908
3.10%, 01/15/23 (Call 11/15/22)(a)	145	150,882
3.35%, 09/15/21	536	550,852
Northrop Grumman Corp.
2.08%, 10/15/20	1,668	1,672,248
2.55%, 10/15/22 (Call 09/15/22)	1,925	1,964,688
2.93%, 01/15/25 (Call 11/15/24)	1,250	1,307,769
3.25%, 08/01/23(a)	325	341,425
3.50%, 03/15/21	610	622,220
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)(a)	640	654,978
3.13%, 10/15/20	2,171	2,196,323
4.40%, 02/15/20	75	75,067
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	1,436	1,465,964
3.20%, 03/15/24 (Call 01/15/24)	208	219,416
United Technologies Corp.
1.90%, 05/04/20	469	469,339
1.95%, 11/01/21 (Call 10/01/21)	164	164,788
2.30%, 05/04/22 (Call 04/04/22)	125	126,678
2.80%, 05/04/24 (Call 03/04/24)	525	546,660
3.10%, 06/01/22	1,575	1,624,649
3.35%, 08/16/21	1,893	1,940,267
3.65%, 08/16/23 (Call 07/16/23)	2,647	2,816,109
4.50%, 04/15/20	2,335	2,348,203

		34,310,665

Agriculture — 1.3%
Altria Group Inc.
2.85%, 08/09/22	1,198	1,225,994
3.49%, 02/14/22	550	567,494
3.80%, 02/14/24 (Call 01/14/24)	1,305	1,389,283
4.00%, 01/31/24(a)	1,260	1,351,789

Security	Par (000)	Value

Agriculture (continued)
4.75%, 05/05/21	$1,988	$2,059,958
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	2,889	2,945,443
2.79%, 09/06/24 (Call 08/06/24)	1,022	1,044,352
3.22%, 08/15/24 (Call 06/15/24)	2,315	2,404,756
Bunge Ltd. Finance Corp.
3.50%, 11/24/20(a)	317	320,348
4.35%, 03/15/24 (Call 02/15/24)	548	583,138
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	1,414	1,415,181
2.00%, 02/21/20	1,740	1,740,149
2.13%, 05/10/23 (Call 03/10/23)	219	221,049
2.38%, 08/17/22 (Call 07/17/22)	854	867,023
2.50%, 08/22/22	525	534,355
2.50%, 11/02/22 (Call 10/02/22)	1,137	1,159,297
2.63%, 02/18/22 (Call 01/18/22)	1,305	1,327,671
2.63%, 03/06/23	495	506,333
2.88%, 05/01/24 (Call 04/01/24)	750	780,788
2.90%, 11/15/21(a)	235	239,841
3.25%, 11/10/24	410	435,169
3.60%, 11/15/23(a)	180	191,892
4.50%, 03/26/20	560	562,207
Reynolds American Inc.
3.25%, 06/12/20	1,167	1,172,821
4.00%, 06/12/22	330	345,041
4.85%, 09/15/23	15	16,413
6.88%, 05/01/20	893	903,848

		26,311,633

Airlines — 0.2%
Delta Air Lines Inc.
2.88%, 03/13/20	853	853,589
2.90%, 10/28/24 (Call 09/28/24)(a)	925	935,645
3.40%, 04/19/21	635	645,406
3.63%, 03/15/22 (Call 02/15/22)	1,118	1,152,052
3.80%, 04/19/23 (Call 03/19/23)	1,208	1,254,919

		4,841,611

Apparel — 0.0%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	446	454,707

Auto Manufacturers — 4.0%
American Honda Finance Corp.
1.65%, 07/12/21	1,703	1,703,933
1.70%, 09/09/21	485	485,548
1.95%, 07/20/20	975	977,367
1.95%, 05/10/23	260	261,948
2.00%, 02/14/20	1,096	1,096,177
2.05%, 01/10/23(a)	416	420,296
2.15%, 09/10/24(a)	981	994,625
2.20%, 06/27/22(a)	985	995,457
2.40%, 06/27/24(a)	810	829,846
2.45%, 09/24/20	1,021	1,027,046
2.60%, 11/16/22	646	661,654
2.65%, 02/12/21	260	263,098
2.90%, 02/16/24	150	156,296
3.00%, 06/16/20(a)	205	206,191
3.15%, 01/08/21	59	59,789
3.38%, 12/10/21	50	51,518
3.45%, 07/14/23	800	845,504
3.55%, 01/12/24	505	538,243
3.63%, 10/10/23	965	1,029,208

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)(a)	$510	$543,507
Ford Motor Credit Co. LLC
2.34%, 11/02/20	1,477	1,479,827
2.46%, 03/27/20	684	684,203
2.98%, 08/03/22 (Call 07/03/22)	900	905,349
3.09%, 01/09/23	1,000	1,008,768
3.10%, 05/04/23(a)	600	604,123
3.16%, 08/04/20	225	226,202
3.20%, 01/15/21	2,950	2,977,413
3.22%, 01/09/22	510	515,450
3.34%, 03/18/21	1,185	1,198,410
3.34%, 03/28/22 (Call 02/28/22)	910	920,988
3.35%, 11/01/22	1,700	1,724,799
3.66%, 09/08/24	500	508,162
3.81%, 10/12/21	850	867,514
3.81%, 01/09/24 (Call 11/09/23)	1,051	1,076,575
4.06%, 11/01/24 (Call 10/01/24)	1,495	1,542,884
4.14%, 02/15/23 (Call 01/15/23)	2,137	2,211,989
4.25%, 09/20/22	660	684,856
4.38%, 08/06/23	260	272,408
5.09%, 01/07/21	900	922,221
5.58%, 03/18/24 (Call 02/18/24)	1,740	1,893,182
5.60%, 01/07/22	1,000	1,054,997
5.75%, 02/01/21	690	712,848
5.88%, 08/02/21	1,175	1,232,216
General Motors Co., 4.88%, 10/02/23	1,286	1,396,336
General Motors Financial Co. Inc.
2.45%, 11/06/20	90	90,385
2.65%, 04/13/20	400	400,593
2.90%, 02/26/25 (Call 01/26/25)	155	156,688
3.15%, 06/30/22 (Call 05/30/22)	1,640	1,675,683
3.20%, 07/13/20 (Call 06/13/20)	1,764	1,772,536
3.20%, 07/06/21 (Call 06/06/21)	2,912	2,957,337
3.25%, 01/05/23 (Call 12/05/22)	1,399	1,442,192
3.45%, 01/14/22 (Call 12/14/21)	2,010	2,058,509
3.45%, 04/10/22 (Call 02/10/22)	455	466,723
3.50%, 11/07/24 (Call 09/07/24)	500	520,952
3.55%, 04/09/21	290	295,439
3.55%, 07/08/22	1,005	1,038,625
3.70%, 11/24/20 (Call 10/24/20)	357	361,382
3.70%, 05/09/23 (Call 03/09/23)	1,743	1,813,534
3.95%, 04/13/24 (Call 02/13/24)	235	247,870
4.15%, 06/19/23 (Call 05/19/23)(a)	1,601	1,690,409
4.20%, 03/01/21 (Call 02/01/21)	2,653	2,709,390
4.20%, 11/06/21(a)	395	409,622
4.25%, 05/15/23	378	400,855
4.38%, 09/25/21	415	430,796
5.10%, 01/17/24 (Call 12/17/23)	1,905	2,088,220
Toyota Motor Corp.
2.16%, 07/02/22	1,117	1,131,382
2.36%, 07/02/24	1,125	1,154,773
3.18%, 07/20/21	1,750	1,790,231
3.42%, 07/20/23	1,235	1,305,063
Toyota Motor Credit Corp.
1.90%, 04/08/21(a)	1,380	1,384,888
1.95%, 04/17/20(a)	1,341	1,341,634
2.00%, 10/07/24	150	151,967
2.15%, 03/12/20	1,466	1,467,128
2.15%, 09/08/22(a)	761	771,856
2.25%, 10/18/23	90	91,593

Security	Par (000)	Value

Auto Manufacturers (continued)
2.60%, 01/11/22	$940	$957,445
2.63%, 01/10/23	176	181,364
2.65%, 04/12/22	500	510,889
2.70%, 01/11/23	1,332	1,374,278
2.75%, 05/17/21(a)	142	144,131
2.80%, 07/13/22	25	25,688
2.90%, 04/17/24	47	49,179
2.95%, 04/13/21	1,695	1,722,490
3.05%, 01/08/21	145	146,799
3.30%, 01/12/22(a)	900	928,687
3.40%, 09/15/21(a)	373	383,605
3.45%, 09/20/23	1,175	1,244,723
4.25%, 01/11/21(a)	115	117,791
4.50%, 06/17/20	65	65,665

		81,239,960

Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	90	96,673
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	530	565,537

		662,210

Banks — 34.9%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	300	300,670
3.30%, 05/17/21	2,350	2,400,354
Australia & New Zealand Banking Group Ltd./ New York NY
2.05%, 11/21/22	900	908,520
2.25%, 11/09/20	820	823,536
2.55%, 11/23/21	1,220	1,238,953
2.63%, 05/19/22	640	652,935
2.63%, 11/09/22	825	844,899
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	855	863,108
Banco Santander SA
2.71%, 06/27/24	820	841,973
3.13%, 02/23/23	1,570	1,617,451
3.50%, 04/11/22	695	716,454
3.85%, 04/12/23	825	868,806
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)(c)	1,080	1,083,521
2.50%, 10/21/22 (Call 10/21/21)	895	906,181
2.63%, 10/19/20	2,240	2,254,605
2.63%, 04/19/21	2,143	2,167,537
2.74%, 01/23/22 (Call 01/23/21)(c)	2,515	2,537,105
2.82%, 07/21/23 (Call 07/21/22)(c)	2,771	2,831,896
2.88%, 04/24/23 (Call 04/24/22)(c)	2,123	2,167,874
3.00%, 12/20/23 (Call 12/20/22)(c)	6,361	6,548,615
3.12%, 01/20/23 (Call 01/20/22)(c)	1,300	1,330,565
3.30%, 01/11/23	4,367	4,558,359
3.50%, 05/17/22 (Call 05/17/21)(c)	2,105	2,150,695
3.55%, 03/05/24 (Call 03/05/23)(c)	2,100	2,199,266
3.86%, 07/23/24 (Call 07/23/23)(c)	2,810	2,987,335
4.00%, 04/01/24	1,890	2,046,466
4.10%, 07/24/23	1,500	1,614,782
4.13%, 01/22/24	3,626	3,935,047
4.20%, 08/26/24	2,910	3,161,896
5.00%, 05/13/21	510	531,219
5.63%, 07/01/20(a)	1,060	1,075,007
5.70%, 01/24/22	1,345	1,448,692
5.88%, 01/05/21	1,540	1,601,219
Series L, 2.25%, 04/21/20(a)	2,232	2,234,411
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(a)(c)	280	288,425

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of Montreal
1.90%, 08/27/21	$1,648	$1,655,062
2.05%, 11/01/22(a)	705	711,715
2.10%, 06/15/20(a)	455	455,551
2.35%, 09/11/22	919	935,032
2.50%, 06/28/24	2,560	2,624,783
2.55%, 11/06/22 (Call 10/06/22)	129	132,143
2.90%, 03/26/22	1,550	1,586,639
3.10%, 07/13/20	542	545,279
Series D, 3.10%, 04/13/21	990	1,007,621
Series E, 3.30%, 02/05/24	3,125	3,294,950
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	2,556	2,569,296
2.10%, 10/24/24	1,085	1,100,962
2.20%, 08/16/23 (Call 06/16/23)	218	221,346
2.45%, 11/27/20 (Call 10/27/20)	1,285	1,291,256
2.50%, 04/15/21 (Call 03/15/21)	35	35,350
2.60%, 08/17/20 (Call 07/17/20)	433	434,353
2.60%, 02/07/22 (Call 01/07/22)	1,557	1,586,376
2.95%, 01/29/23 (Call 12/29/22)	1,059	1,096,731
3.40%, 05/15/24 (Call 04/15/24)	922	982,568
3.45%, 08/11/23	1,216	1,287,972
3.50%, 04/28/23	1,274	1,346,712
3.55%, 09/23/21 (Call 08/23/21)	490	504,659
4.15%, 02/01/21	145	148,766
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	1,474	1,580,289
Series G, 2.15%, 02/24/20 (Call 02/03/20)	1,865	1,865,172
Bank of Nova Scotia (The)
2.00%, 11/15/22	295	297,031
2.15%, 07/14/20	1,155	1,156,245
2.35%, 10/21/20	1,289	1,294,556
2.45%, 03/22/21(a)	2,647	2,673,200
2.45%, 09/19/22	2,659	2,714,475
2.50%, 01/08/21	502	505,848
2.70%, 03/07/22(a)	1,230	1,257,226
2.80%, 07/21/21	1,205	1,225,620
3.13%, 04/20/21	752	766,054
3.40%, 02/11/24	950	1,006,069
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	1,055	1,062,837
5.14%, 10/14/20	315	321,366
Barclays PLC
2.88%, 06/08/20	1,065	1,067,588
3.20%, 08/10/21	1,625	1,653,255
3.25%, 01/12/21	2,475	2,506,371
3.68%, 01/10/23 (Call 01/10/22)	1,320	1,357,942
4.34%, 05/16/24 (Call 05/16/23)(c)	1,585	1,686,029
4.38%, 09/11/24	1,351	1,452,923
4.61%, 02/15/23 (Call 02/15/22)(c)	2,735	2,867,318
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)	500	503,476
2.88%, 06/29/22 (Call 05/29/22)(a)	695	708,794
3.50%, 06/11/21 (Call 05/11/21)	1,450	1,478,934
BNP Paribas SA
3.25%, 03/03/23	1,470	1,536,346
4.25%, 10/15/24(a)	900	975,048
5.00%, 01/15/21	2,807	2,893,033
BPCE SA
2.65%, 02/03/21	980	989,557
2.75%, 12/02/21	550	560,405

Security	Par (000)	Value

Banks (continued)
4.00%, 04/15/24	$1,000	$1,083,500
Canadian Imperial Bank of Commerce
2.10%, 10/05/20	857	858,954
2.55%, 06/16/22	2,244	2,297,464
2.61%, 07/22/23 (Call 07/22/22)(c)	50	50,827
2.70%, 02/02/21	165	166,720
3.10%, 04/02/24	1,655	1,730,906
3.50%, 09/13/23	745	789,694
Capital One N.A.
2.15%, 09/06/22 (Call 08/06/22)	400	403,696
2.25%, 09/13/21 (Call 08/13/21)	2,026	2,039,780
2.65%, 08/08/22 (Call 07/08/22)	625	637,007
2.95%, 07/23/21 (Call 06/23/21)	529	537,666
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)(a)	1,953	1,954,816
2.13%, 10/20/20 (Call 09/20/20)	686	686,520
2.84%, 05/20/22 (Call 05/20/21)(c)	545	552,299
2.85%, 02/12/21 (Call 01/12/21)	615	622,578
3.05%, 05/01/20 (Call 04/01/20)	1,840	1,843,887
3.17%, 02/19/22 (Call 02/19/21)(c)	1,930	1,957,167
3.40%, 07/23/21 (Call 06/23/21)	1,427	1,460,924
3.65%, 01/23/24 (Call 12/23/23)	2,530	2,704,596
Citigroup Inc.
2.35%, 08/02/21	3,526	3,556,010
2.40%, 02/18/20	2,778	2,776,352
2.65%, 10/26/20	1,735	1,746,408
2.70%, 03/30/21	3,396	3,436,760
2.70%, 10/27/22 (Call 09/27/22)	1,954	1,997,867
2.75%, 04/25/22 (Call 03/25/22)	1,762	1,793,351
2.88%, 07/24/23 (Call 07/24/22)(c)	1,925	1,969,829
2.90%, 12/08/21 (Call 11/08/21)	1,769	1,802,639
3.14%, 01/24/23 (Call 01/24/22)(c)	2,275	2,325,879
3.50%, 05/15/23	1,085	1,135,608
3.75%, 06/16/24(a)	1,080	1,160,670
3.88%, 10/25/23	792	851,033
4.00%, 08/05/24	955	1,031,087
4.04%, 06/01/24 (Call 06/01/23)(c)	1,015	1,082,268
4.05%, 07/30/22	550	577,676
4.50%, 01/14/22	1,611	1,691,865
5.38%, 08/09/20(a)	1,762	1,791,811
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	360	360,280
2.25%, 03/02/20 (Call 02/03/20)(a)	565	565,203
2.25%, 10/30/20 (Call 09/30/20)(a)	1,660	1,663,303
2.55%, 05/13/21 (Call 04/13/21)	920	928,292
2.65%, 05/26/22 (Call 04/26/22)	795	809,381
3.70%, 03/29/23 (Call 02/28/23)	500	526,958
Comerica Bank
2.50%, 06/02/20	631	631,688
2.50%, 07/23/24	1,150	1,180,358
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	938	996,405
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	585	585,402
2.40%, 11/02/20	1,142	1,147,624
2.55%, 03/15/21	1,190	1,201,202
Cooperatieve Rabobank UA
3.88%, 02/08/22(a)	3,290	3,431,432
3.95%, 11/09/22	1,435	1,506,330
4.50%, 01/11/21	1,079	1,109,325
4.63%, 12/01/23	1,625	1,767,619

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	$1,885	$1,899,546
2.75%, 01/10/22(a)	1,165	1,188,236
2.75%, 01/10/23	1,398	1,438,634
3.13%, 04/26/21	1,650	1,679,882
Credit Suisse AG/New York NY
2.10%, 11/12/21	1,500	1,509,940
3.00%, 10/29/21	2,116	2,161,427
3.63%, 09/09/24	4,485	4,806,770
4.38%, 08/05/20	675	683,272
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20(a)	2,455	2,458,220
3.13%, 12/10/20	3,378	3,412,190
3.80%, 09/15/22	1,451	1,519,080
3.80%, 06/09/23	1,313	1,386,562
Deutsche Bank AG, 3.38%, 05/12/21	1,558	1,578,596
Deutsche Bank AG/London, 3.70%, 05/30/24	510	528,255
Deutsche Bank AG/New York NY
2.70%, 07/13/20	322	321,582
3.15%, 01/22/21	1,900	1,916,206
3.30%, 11/16/22	1,730	1,760,466
3.38%, 05/12/21	225	227,533
3.70%, 05/30/24	700	727,343
3.95%, 02/27/23	850	883,227
3.96%, 11/26/25 (Call 11/26/24)(c)	400	417,484
4.25%, 02/04/21	560	569,794
4.25%, 10/14/21	1,500	1,545,612
Series D, 5.00%, 02/14/22(a)	2,225	2,329,381
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	795	803,316
3.10%, 06/04/20 (Call 05/04/20)	1,865	1,870,949
3.35%, 02/06/23 (Call 01/06/23)	1,175	1,219,640
7.00%, 04/15/20(a)	535	540,345
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	897	914,014
2.88%, 07/27/20 (Call 06/27/20)	1,765	1,772,887
3.50%, 03/15/22 (Call 02/15/22)	435	449,369
3.65%, 01/25/24 (Call 12/25/23)	1,703	1,809,235
4.30%, 01/16/24 (Call 12/16/23)	90	97,428
Fifth Third Bank/Cincinnati OH
1.80%, 01/30/23 (Call 12/30/22)	415	416,191
2.20%, 10/30/20 (Call 09/30/20)	1,599	1,602,486
2.25%, 06/14/21 (Call 05/14/21)	412	415,111
2.88%, 10/01/21 (Call 09/01/21)	845	860,947
3.35%, 07/26/21 (Call 06/26/21)	300	306,925
Goldman Sachs Bank USA/New York NY, 3.20%, 06/05/20	1,097	1,102,233
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	195	195,842
2.60%, 04/23/20 (Call 03/23/20)	1,955	1,954,922
2.60%, 12/27/20 (Call 06/27/20)(a)	1,894	1,898,261
2.63%, 04/25/21 (Call 03/25/21)	3,296	3,326,631
2.75%, 09/15/20 (Call 08/15/20)	1,480	1,486,858
2.88%, 02/25/21 (Call 01/25/21)	2,540	2,566,464
2.88%, 10/31/22 (Call 10/31/21)(c)	1,466	1,490,369
2.91%, 06/05/23 (Call 06/05/22)(c)	2,020	2,064,942
2.91%, 07/24/23 (Call 07/24/22)(c)	3,790	3,877,471
3.00%, 04/26/22 (Call 04/26/21)	2,299	2,331,702
3.20%, 02/23/23 (Call 01/23/23)	2,440	2,529,054
3.63%, 01/22/23(a)	1,520	1,597,998
3.63%, 02/20/24 (Call 01/20/24)	3,664	3,893,705

Security	Par (000)	Value

Banks (continued)
3.85%, 07/08/24 (Call 04/08/24)	$2,080	$2,229,648
4.00%, 03/03/24	2,696	2,909,839
5.25%, 07/27/21	2,482	2,607,761
5.38%, 03/15/20(a)	1,947	1,946,396
5.75%, 01/24/22	4,285	4,608,739
Series D, 6.00%, 06/15/20	1,697	1,720,419
HSBC Bank USA N.A., 4.88%, 08/24/20	760	772,588
HSBC Holdings PLC
2.65%, 01/05/22	1,495	1,516,477
2.95%, 05/25/21	4,230	4,294,305
3.03%, 11/22/23 (Call 11/22/22)(c)	1,200	1,234,255
3.26%, 03/13/23 (Call 03/13/22)(c)	2,390	2,452,113
3.40%, 03/08/21	3,525	3,587,149
3.60%, 05/25/23	1,760	1,852,051
3.95%, 05/18/24 (Call 05/18/23)(c)	1,925	2,037,490
4.00%, 03/30/22(a)	1,983	2,073,382
4.25%, 03/14/24	2,073	2,227,511
4.88%, 01/14/22	593	627,075
5.10%, 04/05/21	1,974	2,049,943
HSBC USA Inc.
2.35%, 03/05/20	1,323	1,323,688
2.75%, 08/07/20	2,035	2,043,226
5.00%, 09/27/20(a)	205	209,186
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	1,874	1,893,730
2.63%, 08/06/24 (Call 07/06/24)	910	935,918
3.15%, 03/14/21 (Call 02/14/21)	1,135	1,151,835
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	250	250,737
2.38%, 03/10/20 (Call 02/10/20)	170	170,066
2.88%, 08/20/20 (Call 07/20/20)(a)	250	251,200
3.13%, 04/01/22 (Call 03/01/22)	660	678,516
3.55%, 10/06/23 (Call 09/06/23)	1,020	1,082,768
ING Groep NV
3.15%, 03/29/22	1,280	1,314,388
3.55%, 04/09/24	1,655	1,752,712
4.10%, 10/02/23	1,325	1,422,242
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	2,228	2,234,367
2.40%, 06/07/21 (Call 05/07/21)	1,448	1,462,153
2.55%, 10/29/20 (Call 09/29/20)	2,093	2,101,749
2.55%, 03/01/21 (Call 02/01/21)	3,101	3,127,876
2.70%, 05/18/23 (Call 03/18/23)	1,435	1,472,398
2.75%, 06/23/20 (Call 05/23/20)	2,759	2,764,794
2.78%, 04/25/23 (Call 04/25/22)(c)	1,130	1,152,822
2.97%, 01/15/23 (Call 01/15/22)	1,295	1,324,096
3.13%, 01/23/25 (Call 10/23/24)	2,400	2,531,039
3.20%, 01/25/23	3,249	3,380,466
3.21%, 04/01/23 (Call 04/01/22)(c)	2,654	2,729,016
3.25%, 09/23/22	2,084	2,163,821
3.38%, 05/01/23	1,940	2,030,881
3.51%, 06/18/22 (Call 06/18/21)(c)	2,875	2,941,987
3.56%, 04/23/24 (Call 04/23/23)(c)	2,120	2,226,691
3.63%, 05/13/24	1,215	1,301,918
3.80%, 07/23/24 (Call 07/23/23)(c)	1,897	2,014,372
3.88%, 02/01/24(a)	712	766,871
3.88%, 09/10/24	2,325	2,511,194
4.02%, 12/05/24 (Call 12/05/23)(c)	2,645	2,846,072
4.25%, 10/15/20	2,104	2,140,056
4.35%, 08/15/21	2,780	2,889,928

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.40%, 07/22/20	$1,207	$1,221,068
4.50%, 01/24/22	3,533	3,719,655
4.63%, 05/10/21	542	561,628
4.95%, 03/25/20	890	892,998
JPMorgan Chase Bank N.A.
2.60%, 02/01/21 (Call 02/03/20)(c)	1,070	1,070,000
3.09%, 04/26/21 (Call 04/26/20)(c)	2,960	2,968,865
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	750	750,163
2.30%, 09/14/22	1,305	1,323,698
3.30%, 02/01/22	2,700	2,785,029
KeyCorp.
2.90%, 09/15/20	1,279	1,287,326
5.10%, 03/24/21	476	494,602
Lloyds Bank PLC
2.25%, 08/14/22	1,000	1,010,945
3.30%, 05/07/21	1,200	1,223,878
6.38%, 01/21/21	150	156,687
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(c)	200	200,684
2.91%, 11/07/23 (Call 11/07/22)(c)	2,440	2,488,961
3.00%, 01/11/22	1,735	1,769,464
3.10%, 07/06/21	800	814,306
3.90%, 03/12/24	1,290	1,376,789
4.05%, 08/16/23	1,860	1,982,895
4.50%, 11/04/24	1,000	1,085,248
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	783	829,125
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	1,100	1,100,759
2.50%, 05/18/22 (Call 04/18/22)	100	101,743
2.63%, 01/25/21 (Call 12/25/20)(a)	990	997,517
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	2,510	2,523,594
2.53%, 09/13/23(a)	518	529,156
2.62%, 07/18/22	1,550	1,579,541
2.67%, 07/25/22	2,475	2,525,151
2.80%, 07/18/24(a)	900	930,702
2.95%, 03/01/21	2,403	2,435,492
3.00%, 02/22/22	304	311,277
3.22%, 03/07/22	1,500	1,542,532
3.41%, 03/07/24	1,420	1,499,618
3.46%, 03/02/23	1,000	1,044,889
3.54%, 07/26/21	255	261,665
3.76%, 07/26/23	1,382	1,466,966
Mizuho Financial Group Inc.
2.27%, 09/13/21	15	15,110
2.60%, 09/11/22	2,175	2,212,537
2.72%, 07/16/23 (Call 07/16/22)(c)	500	508,538
2.95%, 02/28/22	1,367	1,396,481
3.55%, 03/05/23	800	839,834
Morgan Stanley
2.50%, 04/21/21	3,233	3,263,765
2.63%, 11/17/21(a)	3,849	3,907,661
2.75%, 05/19/22	2,656	2,711,596
2.80%, 06/16/20	2,697	2,707,653
3.13%, 01/23/23	5,135	5,328,553
3.70%, 10/23/24	3,945	4,248,887
3.74%, 04/24/24 (Call 04/24/23)(c)	2,693	2,841,724
3.75%, 02/25/23	1,792	1,892,386
4.10%, 05/22/23	1,942	2,068,375

Security	Par (000)	Value

Banks (continued)
4.88%, 11/01/22	$2,020	$2,174,301
5.50%, 07/24/20	2,087	2,123,522
5.50%, 07/28/21	1,971	2,078,749
5.75%, 01/25/21	1,429	1,483,544
Series F, 3.88%, 04/29/24	1,345	1,448,529
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	1,005	1,032,192
National Australia Bank Ltd./New York
1.88%, 07/12/21	1,810	1,815,942
1.88%, 12/13/22	700	704,120
2.13%, 05/22/20	1,590	1,592,401
2.50%, 01/12/21	178	179,433
2.50%, 05/22/22	1,665	1,693,840
2.63%, 07/23/20	850	853,801
2.63%, 01/14/21(a)	1,365	1,377,002
2.80%, 01/10/22	1,215	1,240,089
2.88%, 04/12/23	120	123,979
3.00%, 01/20/23(a)	900	933,033
3.70%, 11/04/21	770	796,518
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	2,015	2,016,433
2.20%, 11/02/20 (Call 10/02/20)(a)	535	535,906
Northern Trust Corp.
2.38%, 08/02/22(a)	50	50,846
3.38%, 08/23/21	85	87,303
3.45%, 11/04/20(a)	512	514,359
PNC Bank N.A.
2.00%, 05/19/20 (Call 04/19/20)	1,350	1,350,289
2.15%, 04/29/21 (Call 03/30/21)	715	719,382
2.23%, 07/22/22 (Call 07/22/21)(c)	500	505,604
2.30%, 06/01/20 (Call 05/02/20)	900	901,197
2.45%, 11/05/20 (Call 10/06/20)(a)	1,605	1,613,407
2.45%, 07/28/22 (Call 06/28/22)(a)	900	916,871
2.50%, 01/22/21 (Call 12/23/20)	1,402	1,411,941
2.55%, 12/09/21 (Call 11/09/21)	860	873,669
2.60%, 07/21/20 (Call 06/21/20)	1,160	1,163,639
2.63%, 02/17/22 (Call 01/18/22)	1,023	1,041,035
2.70%, 11/01/22 (Call 10/01/22)	675	691,507
2.95%, 01/30/23 (Call 12/30/22)	1,275	1,316,203
3.50%, 06/08/23 (Call 05/09/23)	1,258	1,326,877
3.80%, 07/25/23 (Call 06/25/23)	678	720,622
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22 (Call 02/06/22)	275	283,618
3.50%, 01/23/24 (Call 12/23/23)	1,305	1,388,692
3.90%, 04/29/24 (Call 03/29/24)	620	668,558
4.38%, 08/11/20	235	237,987
5.13%, 02/08/20	715	715,143
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	2,711	2,771,720
3.80%, 08/14/23 (Call 07/14/23)(a)	1,055	1,125,951
Royal Bank of Canada
1.95%, 01/17/23	675	679,045
2.13%, 03/02/20	1,437	1,437,309
2.15%, 10/26/20	2,102	2,108,600
2.25%, 11/01/24	500	509,201
2.35%, 10/30/20(a)	1,220	1,224,667
2.50%, 01/19/21	2,213	2,231,295
2.55%, 07/16/24(a)	1,775	1,827,728
2.75%, 02/01/22(a)	934	954,449
2.80%, 04/29/22	1,045	1,070,830
3.20%, 04/30/21	2,181	2,225,092

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.70%, 10/05/23	$1,210	$1,289,808
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(c)	2,221	2,285,355
3.88%, 09/12/23	1,795	1,895,962
4.52%, 06/25/24 (Call 06/25/23)(c)	1,068	1,143,886
5.13%, 05/28/24	2,846	3,125,247
6.00%, 12/19/23	1,590	1,787,584
6.10%, 06/10/23(a)	1,855	2,059,644
6.13%, 12/15/22	720	788,646
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	2,015	2,016,572
3.40%, 01/18/23 (Call 12/18/22)	555	574,106
3.50%, 06/07/24 (Call 05/07/24)	1,175	1,224,291
3.70%, 03/28/22 (Call 02/28/22)	1,382	1,425,192
4.45%, 12/03/21 (Call 11/03/21)(a)	50	52,032
Santander UK Group Holdings PLC
2.88%, 10/16/20	586	589,617
2.88%, 08/05/21	1,275	1,292,034
3.13%, 01/08/21	1,781	1,801,969
3.37%, 01/05/24 (Call 01/05/23)(c)	1,050	1,084,308
3.57%, 01/10/23 (Call 01/10/22)	1,460	1,501,006
4.80%, 11/15/24 (Call 11/15/23)(c)	1,000	1,089,572
Santander UK PLC
2.13%, 11/03/20	914	914,991
2.38%, 03/16/20(a)	861	861,220
3.40%, 06/01/21	1,435	1,466,560
3.75%, 11/15/21	440	455,087
4.00%, 03/13/24	1,305	1,406,881
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	550	550,775
2.30%, 03/11/20	500	500,156
2.80%, 03/11/22	1,010	1,030,115
State Street Corp.
1.95%, 05/19/21	1,401	1,407,270
2.55%, 08/18/20(a)	1,739	1,746,686
3.10%, 05/15/23	1,030	1,073,775
3.30%, 12/16/24	800	855,611
3.70%, 11/20/23	1,096	1,178,239
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	35	36,113
3.40%, 07/11/24	1,000	1,060,781
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	1,072	1,076,894
2.35%, 01/15/25	305	308,431
2.44%, 10/19/21	843	852,678
2.45%, 09/27/24(a)	1,200	1,219,425
2.70%, 07/16/24	1,795	1,842,465
2.78%, 07/12/22	1,063	1,087,492
2.78%, 10/18/22	1,426	1,461,348
2.85%, 01/11/22(a)	3,800	3,876,363
2.93%, 03/09/21	1,807	1,830,747
3.10%, 01/17/23	2,759	2,859,074
3.75%, 07/19/23	275	291,861
Svenska Handelsbanken AB
1.88%, 09/07/21	1,150	1,154,051
1.95%, 09/08/20	1,010	1,010,661
2.40%, 10/01/20	975	979,300
2.45%, 03/30/21	1,395	1,408,074
3.35%, 05/24/21	765	781,834
3.90%, 11/20/23	1,320	1,424,607

Security	Par (000)	Value

Banks (continued)
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	$545	$558,296
Toronto-Dominion Bank (The)
1.80%, 07/13/21	1,996	2,003,251
1.85%, 09/11/20	275	274,986
1.90%, 12/01/22	760	764,394
2.13%, 04/07/21	1,499	1,508,913
2.50%, 12/14/20(a)	1,862	1,875,025
2.55%, 01/25/21	1,710	1,725,188
2.65%, 06/12/24	1,550	1,605,147
3.00%, 06/11/20	75	75,317
3.15%, 09/17/20	70	70,610
3.25%, 06/11/21	872	891,491
3.25%, 03/11/24	1,610	1,703,442
3.50%, 07/19/23	1,140	1,208,368
Truist Bank
2.15%, 12/06/24 (Call 11/05/24)	1,500	1,516,871
2.25%, 06/01/20 (Call 05/01/20)	875	876,041
2.45%, 08/01/22 (Call 07/01/22)	310	315,602
2.63%, 01/15/22 (Call 12/15/21)	568	577,995
2.75%, 05/01/23 (Call 04/01/23)	103	105,922
2.80%, 05/17/22 (Call 04/17/22)	250	255,644
3.00%, 02/02/23 (Call 01/02/23)(a)	1,116	1,155,304
3.20%, 04/01/24 (Call 03/01/24)	1,324	1,391,966
3.50%, 08/02/22 (Call 08/02/21)(c)	110	112,754
3.53%, 10/26/21 (Call 10/26/20)(c)	279	282,615
3.69%, 08/02/24 (Call 08/02/23)(c)	585	621,360
Truist Financial Corp.
2.05%, 05/10/21 (Call 04/09/21)	380	381,619
2.15%, 02/01/21 (Call 01/01/21)	683	685,602
2.20%, 03/16/23 (Call 02/13/23)	931	941,923
2.50%, 08/01/24 (Call 07/01/24)	1,592	1,631,595
2.63%, 06/29/20 (Call 05/29/20)	1,941	1,946,312
2.70%, 01/27/22 (Call 12/27/21)	2,284	2,326,372
2.75%, 04/01/22 (Call 03/01/22)	1,357	1,385,268
2.90%, 03/03/21 (Call 02/03/21)	2,515	2,544,630
3.05%, 06/20/22 (Call 05/20/22)	480	494,026
3.20%, 09/03/21 (Call 08/03/21)(a)	35	35,744
3.75%, 12/06/23 (Call 11/06/23)	1,607	1,716,246
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	1,905	1,916,346
2.40%, 07/30/24 (Call 06/28/24)	1,470	1,509,247
2.95%, 07/15/22 (Call 06/15/22)	1,884	1,938,600
3.00%, 03/15/22 (Call 02/15/22)(a)	1,130	1,161,210
3.38%, 02/05/24 (Call 01/05/24)	2,800	2,970,129
3.70%, 01/30/24 (Call 12/29/23)	30	32,214
4.13%, 05/24/21 (Call 04/23/21)	40	41,215
Series V, 2.63%, 01/24/22 (Call 12/23/21)	2,103	2,142,790
U.S. Bank N.A./Cincinnati OH
2.05%, 10/23/20 (Call 09/23/20)	800	801,452
2.65%, 05/23/22 (Call 04/22/22)	270	276,006
2.80%, 01/27/25 (Call 12/27/24)	1,100	1,150,317
2.85%, 01/23/23 (Call 12/23/22)	275	284,517
3.05%, 07/24/20 (Call 06/24/20)(a)	400	401,838
3.10%, 05/21/21 (Call 05/21/20)(a)(c)	850	853,756
3.15%, 04/26/21 (Call 03/26/21)	500	508,885
3.40%, 07/24/23 (Call 06/23/23)	1,038	1,097,033
3.45%, 11/16/21 (Call 10/15/21)	425	438,053
UBS AG/Stamford CT
2.35%, 03/26/20(a)	2,150	2,151,545
4.88%, 08/04/20	400	405,615

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
2.10%, 07/26/21	$2,916	$2,932,575
2.50%, 03/04/21	2,549	2,569,415
2.55%, 12/07/20	2,574	2,589,727
2.60%, 07/22/20(a)	2,726	2,734,451
2.63%, 07/22/22	3,925	4,001,296
3.00%, 01/22/21	1,887	1,909,495
3.07%, 01/24/23 (Call 01/24/22)	2,832	2,896,155
3.30%, 09/09/24(a)	1,921	2,035,462
3.50%, 03/08/22	1,980	2,048,870
3.75%, 01/24/24 (Call 12/24/23)	3,072	3,277,733
4.13%, 08/15/23	3,031	3,250,344
4.48%, 01/16/24	770	839,151
4.60%, 04/01/21	1,773	1,831,710
Series M, 3.45%, 02/13/23	1,346	1,404,177
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(c)	635	638,066
2.60%, 01/15/21	1,876	1,891,981
2.90%, 05/27/22 (Call 05/27/21)(c)	2,570	2,607,150
3.33%, 07/23/21 (Call 07/23/20)(c)	1,435	1,445,447
3.55%, 08/14/23 (Call 07/14/23)	2,050	2,166,554
3.63%, 10/22/21 (Call 09/21/21)	855	881,589
Westpac Banking Corp.
2.00%, 08/19/21	687	690,671
2.00%, 01/13/23	120	121,101
2.10%, 05/13/21	1,064	1,069,726
2.15%, 03/06/20	984	984,222
2.30%, 05/26/20	1,290	1,292,490
2.50%, 06/28/22	1,565	1,590,678
2.60%, 11/23/20(a)	900	906,662
2.65%, 01/25/21	847	855,032
2.75%, 01/11/23	55	56,660
2.80%, 01/11/22	875	892,937
3.05%, 05/15/20	600	602,816
3.30%, 02/26/24	1,145	1,207,567
3.65%, 05/15/23	2,075	2,197,304
Zions Bancorp. N.A., 3.35%, 03/04/22 (Call 02/04/22)	525	539,429

		705,777,207

Beverages — 2.1%
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	3,978	4,153,855
3.70%, 02/01/24	1,925	2,067,861
Anheuser-Busch InBev Worldwide Inc., 4.15%, 01/23/25 (Call 12/23/24)	1,250	1,377,083
Coca-Cola Co. (The)
1.55%, 09/01/21	980	980,384
1.75%, 09/06/24(a)	1,181	1,190,225
1.88%, 10/27/20	1,542	1,546,853
2.20%, 05/25/22	190	192,775
2.45%, 11/01/20(a)	1,470	1,478,584
2.50%, 04/01/23	54	55,556
3.15%, 11/15/20(a)	1,219	1,232,056
3.20%, 11/01/23	2,525	2,676,143
3.30%, 09/01/21(a)	170	174,572
Constellation Brands Inc.
2.25%, 11/06/20	550	551,951
2.65%, 11/07/22 (Call 10/07/22)	540	550,920
2.70%, 05/09/22 (Call 04/09/22)	1,032	1,050,307
3.20%, 02/15/23 (Call 01/15/23)	958	992,441
3.75%, 05/01/21	112	114,617

Security	Par (000)	Value

Beverages (continued)
4.25%, 05/01/23	$1,059	$1,134,482
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)(a)	1,125	1,139,605
2.63%, 04/29/23 (Call 01/29/23)	731	751,303
3.00%, 05/18/20	310	311,139
3.50%, 09/18/23 (Call 08/18/23)	900	954,452
4.83%, 07/15/20	375	380,179
Diageo Investment Corp., 2.88%, 05/11/22	882	904,863
Keurig Dr Pepper Inc.
3.55%, 05/25/21	640	654,731
4.06%, 05/25/23 (Call 04/25/23)	2,700	2,883,094
Molson Coors Beverage Co.
2.10%, 07/15/21 (Call 06/15/21)	1,486	1,490,073
3.50%, 05/01/22(a)	290	299,087
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	583	584,403
1.85%, 04/30/20 (Call 03/30/20)(a)	1,484	1,484,673
2.00%, 04/15/21 (Call 03/15/21)	900	904,445
2.15%, 10/14/20 (Call 09/14/20)(a)	1,455	1,459,931
2.25%, 05/02/22 (Call 04/02/22)	213	215,986
2.75%, 03/05/22(a)	1,230	1,260,407
2.75%, 03/01/23	1,573	1,628,889
3.00%, 08/25/21	1,008	1,030,115
3.10%, 07/17/22 (Call 05/17/22)	300	310,288
3.13%, 11/01/20(a)	275	278,443
3.60%, 03/01/24 (Call 12/01/23)(a)	1,929	2,072,001

		42,518,772

Biotechnology — 1.2%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	95	95,240
2.13%, 05/01/20 (Call 04/01/20)	1,011	1,011,316
2.20%, 05/11/20	840	841,065
2.25%, 08/19/23 (Call 06/19/23)(a)	1,650	1,672,978
2.65%, 05/11/22 (Call 04/11/22)	1,829	1,860,834
2.70%, 05/01/22 (Call 03/01/22)	288	293,527
3.45%, 10/01/20	964	975,375
3.63%, 05/15/22 (Call 02/15/22)	1,306	1,352,529
3.63%, 05/22/24 (Call 02/22/24)	284	303,945
3.88%, 11/15/21 (Call 08/15/21)	1,591	1,643,989
4.10%, 06/15/21 (Call 03/15/21)	935	960,010
Biogen Inc.
2.90%, 09/15/20	2,144	2,157,516
3.63%, 09/15/22	380	397,494
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	10	10,061
2.35%, 02/01/20	1,085	1,085,000
2.50%, 09/01/23 (Call 07/01/23)	995	1,017,706
2.55%, 09/01/20	2,009	2,017,707
3.25%, 09/01/22 (Call 07/01/22)	484	501,773
3.70%, 04/01/24 (Call 01/01/24)(a)	2,065	2,209,113
4.40%, 12/01/21 (Call 09/01/21)(a)	1,960	2,044,267
4.50%, 04/01/21 (Call 01/01/21)	805	825,757

		23,277,202

Building Materials — 0.0%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	600	640,099

Chemicals — 1.1%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	1,013	1,058,508

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)(a)	$2,107	$2,167,560
3.15%, 05/15/24 (Call 04/15/24)	640	669,042
DuPont de Nemours Inc.
3.77%, 11/15/20	1,255	1,273,712
4.21%, 11/15/23 (Call 10/15/23)	2,632	2,846,003
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	660	684,301
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	715	725,630
4.35%, 12/08/21	1,223	1,281,447
LYB International Finance BV, 4.00%, 07/15/23	1,061	1,132,590
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	1,010	1,150,767
6.00%, 11/15/21 (Call 08/17/21)	1,090	1,157,896
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	740	762,284
4.25%, 11/15/23 (Call 08/15/23)	850	912,074
Nutrien Ltd., 3.63%, 03/15/24 (Call 12/15/23)	55	58,198
PPG Industries Inc., 3.60%, 11/15/20(a)	515	521,974
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,418	1,433,991
2.45%, 02/15/22 (Call 11/15/21)	395	401,043
2.70%, 02/21/23 (Call 11/21/22)	105	107,814
3.00%, 09/01/21	387	395,372
4.05%, 03/15/21	135	138,635
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	1,599	1,632,031
3.13%, 06/01/24 (Call 04/01/24)	400	418,710
Syngenta Finance NV, 3.13%, 03/28/22	291	294,666

		21,224,248

Commercial Services — 0.6%
Automatic Data Processing Inc., 2.25%, 09/15/20 (Call 08/15/20)(a)	1,278	1,282,124
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	1,212	1,223,672
5.50%, 11/01/22 (Call 05/01/22)(a)	100	107,695
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	511	523,681
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	160	160,764
2.60%, 12/01/24 (Call 11/01/24)	850	870,501
3.30%, 12/15/22 (Call 09/15/22)(a)	657	679,116
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)	75	78,931
3.80%, 04/01/21 (Call 03/01/21)	1,341	1,368,345
4.00%, 06/01/23 (Call 05/01/23)	930	989,007
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	980	1,045,623
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	25	25,570
2.75%, 12/15/21 (Call 11/15/21)	69	70,243
4.50%, 09/01/22 (Call 06/01/22)	630	667,849
4.88%, 02/15/24 (Call 11/15/23)(a)	75	83,092
PayPal Holdings Inc.
2.20%, 09/26/22	246	248,547
2.40%, 10/01/24 (Call 09/01/24)	1,701	1,732,046
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,050	1,097,551

		12,254,357

Computers — 3.6%
Apple Inc.
1.55%, 02/07/20	975	975,002

Security	Par (000)	Value

Computers (continued)
1.55%, 08/04/21 (Call 07/04/21)	$2,782	$2,783,529
1.70%, 09/11/22	295	296,128
1.80%, 09/11/24 (Call 08/11/24)	710	713,703
1.90%, 02/07/20	125	125,000
2.00%, 05/06/20(a)	1,140	1,141,184
2.00%, 11/13/20	225	225,646
2.10%, 09/12/22 (Call 08/12/22)	3,245	3,290,371
2.15%, 02/09/22	2,545	2,575,623
2.25%, 02/23/21 (Call 01/23/21)	3,216	3,234,459
2.30%, 05/11/22 (Call 04/11/22)	1,493	1,514,675
2.40%, 01/13/23 (Call 12/13/22)	258	264,114
2.40%, 05/03/23	3,348	3,425,685
2.50%, 02/09/22 (Call 01/09/22)	2,178	2,216,997
2.70%, 05/13/22	643	659,952
2.75%, 01/13/25 (Call 11/13/24)	1,000	1,045,992
2.85%, 05/06/21	2,803	2,847,918
2.85%, 02/23/23 (Call 12/23/22)	1,123	1,163,272
2.85%, 05/11/24 (Call 03/11/24)	1,334	1,395,910
3.00%, 02/09/24 (Call 12/09/23)	1,984	2,080,997
3.45%, 05/06/24	2,440	2,617,167
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	1,434	1,527,219
4.42%, 06/15/21 (Call 05/15/21)(b)	4,144	4,268,384
5.45%, 06/15/23 (Call 04/15/23)(b)	2,777	3,042,204
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)(a)	755	807,002
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)(a)	1,365	1,375,449
3.50%, 10/05/21 (Call 09/05/21)	577	592,044
3.60%, 10/15/20 (Call 09/15/20)	3,532	3,574,956
4.40%, 10/15/22 (Call 08/15/22)	765	810,500
HP Inc.
3.75%, 12/01/20(a)	570	578,695
4.05%, 09/15/22	72	75,479
4.30%, 06/01/21	210	216,231
4.38%, 09/15/21	102	105,680
4.65%, 12/09/21	206	215,441
IBM Credit LLC
2.20%, 09/08/22(a)	1,055	1,066,236
2.65%, 02/05/21	815	822,575
3.00%, 02/06/23	975	1,011,938
3.45%, 11/30/20	614	622,842
3.60%, 11/30/21	1,490	1,543,240
International Business Machines Corp.
1.63%, 05/15/20	2,018	2,018,274
1.88%, 08/01/22(a)	510	512,566
2.25%, 02/19/21	877	882,490
2.50%, 01/27/22	1,775	1,803,948
2.80%, 05/13/21	511	519,168
2.85%, 05/13/22	1,249	1,281,345
3.00%, 05/15/24	3,615	3,796,022
3.38%, 08/01/23	1,000	1,055,945
3.63%, 02/12/24	2,310	2,475,739
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	79	81,702
4.75%, 06/01/23	1,000	1,060,780
4.88%, 03/01/24 (Call 01/01/24)	900	962,723

		73,300,141

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
1.95%, 02/01/23	15	15,169

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.30%, 05/03/22	$255	$259,514
3.25%, 03/15/24	914	976,705
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	550	549,999
2.00%, 12/01/24 (Call 11/01/24)	850	861,816
Procter & Gamble Co. (The)
1.70%, 11/03/21	1,140	1,144,404
1.85%, 02/02/21	125	125,552
1.90%, 10/23/20	639	641,337
2.15%, 08/11/22	2,080	2,110,142
2.30%, 02/06/22	670	680,821
3.10%, 08/15/23	86	90,593
Unilever Capital Corp.
1.38%, 07/28/21	803	799,435
1.80%, 05/05/20	50	50,018
2.10%, 07/30/20(a)	900	901,668
2.20%, 05/05/22 (Call 04/05/22)	990	1,000,826
2.60%, 05/05/24 (Call 03/05/24)	500	516,848
3.00%, 03/07/22	550	565,155
3.13%, 03/22/23 (Call 02/22/23)	680	709,068
3.25%, 03/07/24 (Call 02/07/24)	250	264,110
4.25%, 02/10/21	875	897,741

		13,160,921

Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	560	570,740
3.30%, 01/23/23 (Call 12/23/22)	938	971,025
3.50%, 05/26/22 (Call 04/26/22)	550	567,094
3.95%, 02/01/22 (Call 01/01/22)	1,720	1,780,526
4.13%, 07/03/23 (Call 06/03/23)	275	292,318
4.25%, 07/01/20	248	250,218
4.50%, 05/15/21	2,555	2,634,644
4.63%, 10/30/20	1,188	1,210,597
4.63%, 07/01/22	335	355,059
4.88%, 01/16/24 (Call 12/16/23)	1,150	1,259,221
5.00%, 10/01/21	165	172,908
Air Lease Corp.
2.25%, 01/15/23	555	559,466
2.30%, 02/01/25 (Call 01/01/25)(a)	150	150,033
2.50%, 03/01/21	241	242,715
2.63%, 07/01/22 (Call 06/01/22)	686	695,964
2.75%, 01/15/23 (Call 12/15/22)(a)	845	862,172
3.00%, 09/15/23 (Call 07/15/23)	197	203,207
3.38%, 06/01/21 (Call 05/01/21)	887	903,951
3.50%, 01/15/22	215	221,528
3.75%, 02/01/22 (Call 12/01/21)	40	41,267
3.88%, 04/01/21 (Call 03/01/21)	250	255,300
3.88%, 07/03/23 (Call 06/03/23)	925	979,754
4.25%, 02/01/24 (Call 01/01/24)(a)	850	917,585
4.25%, 09/15/24 (Call 06/15/24)	1,064	1,153,211
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	235	249,088
4.40%, 09/25/23 (Call 08/25/23)	1,301	1,394,885
5.00%, 04/01/23	494	535,286
5.13%, 03/15/21	225	232,480
5.50%, 02/15/22	105	111,955
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	795	840,648
4.13%, 02/13/22(a)	835	866,396
4.25%, 04/15/21	1,020	1,045,568

Security	Par (000)	Value

Diversified Financial Services (continued)
5.13%, 09/30/24(a)	$1,020	$1,135,464
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	595	595,684
2.50%, 08/01/22 (Call 07/01/22)	2,151	2,189,845
2.50%, 07/30/24 (Call 06/30/24)	2,585	2,643,775
2.65%, 12/02/22	1,174	1,202,103
2.75%, 05/20/22 (Call 04/20/22)	500	510,402
3.00%, 02/22/21 (Call 01/22/21)	220	222,888
3.38%, 05/17/21 (Call 04/17/21)	597	609,044
3.40%, 02/27/23 (Call 01/27/23)	2,805	2,933,641
3.40%, 02/22/24 (Call 01/22/24)(a)	1,178	1,245,052
3.70%, 11/05/21 (Call 10/05/21)	239	246,945
3.70%, 08/03/23 (Call 07/03/23)	1,421	1,510,739
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/03/20)(a)	1,578	1,577,996
2.25%, 05/05/21 (Call 04/04/21)	2,165	2,179,148
2.38%, 05/26/20 (Call 04/25/20)(a)	2,355	2,357,612
2.70%, 03/03/22 (Call 01/31/22)	2,564	2,616,274
Series F, 2.60%, 09/14/20 (Call 08/14/20)	1,722	1,728,714
Ameriprise Financial Inc.
3.00%, 03/22/22	530	543,362
4.00%, 10/15/23	588	633,998
5.30%, 03/15/20(a)	508	510,039
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	995	1,073,900
Capital One Bank USA N.A.
2.01%, 01/27/23 (Call 01/27/22)(c)	1,000	1,003,373
2.28%, 01/28/26 (Call 01/28/25)(c)	750	754,762
3.38%, 02/15/23	620	644,893
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	110	110,358
2.50%, 05/12/20 (Call 04/12/20)	1,128	1,129,365
3.05%, 03/09/22 (Call 02/09/22)	2,255	2,308,650
3.20%, 01/30/23 (Call 12/30/22)	2,316	2,399,866
3.30%, 10/30/24 (Call 09/30/24)	1,116	1,177,290
3.45%, 04/30/21 (Call 03/30/21)	1,338	1,363,533
3.50%, 06/15/23	1,450	1,522,612
3.75%, 04/24/24 (Call 03/24/24)	860	917,945
3.90%, 01/29/24 (Call 12/29/23)	1,515	1,622,507
4.75%, 07/15/21	600	625,070
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)(a)	1,430	1,471,882
3.25%, 05/21/21 (Call 04/21/21)(a)	964	983,264
3.55%, 02/01/24 (Call 01/01/24)(a)	100	106,655
4.45%, 07/22/20	840	850,483
CME Group Inc., 3.00%, 09/15/22(a)	1,117	1,153,909
Discover Financial Services
3.85%, 11/21/22	1,144	1,199,412
3.95%, 11/06/24 (Call 08/06/24)	545	585,638
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	5,649	5,668,844
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)(a)	1,142	1,160,521
2.75%, 12/01/20 (Call 11/01/20)(a)	1,902	1,916,417
4.00%, 10/15/23	205	221,356
International Lease Finance Corp.
4.63%, 04/15/21	845	871,656
5.88%, 08/15/22(a)	565	617,123
8.25%, 12/15/20	316	333,718
8.63%, 01/15/22	352	396,109

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Invesco Finance PLC
3.13%, 11/30/22	$250	$258,767
4.00%, 01/30/24	150	161,547
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	417	455,580
Jefferies Group LLC
5.13%, 01/20/23	872	946,030
6.88%, 04/15/21	741	782,190
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	570	574,997
2.00%, 03/03/25 (Call 02/03/25)	600	607,702
3.38%, 04/01/24	75	80,412
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	688	748,293
Nomura Holdings Inc.
2.65%, 01/16/25	1,600	1,625,058
6.70%, 03/04/20	1,105	1,109,531
ORIX Corp.
2.90%, 07/18/22	297	303,565
4.05%, 01/16/24	575	619,495
Synchrony Financial
2.70%, 02/03/20	389	389,000
2.85%, 07/25/22 (Call 06/25/22)	325	331,361
3.75%, 08/15/21 (Call 06/15/21)	841	861,998
4.25%, 08/15/24 (Call 05/15/24)	1,576	1,690,602
4.38%, 03/19/24 (Call 02/19/24)	888	953,703
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	1,454	1,488,805
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	970	985,593
2.20%, 12/14/20 (Call 11/14/20)	3,471	3,477,630
2.80%, 12/14/22 (Call 10/14/22)	2,214	2,285,101

		104,647,605

Electric — 2.3%
Alabama Power Co., Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	100	101,511
American Electric Power Co. Inc., 2.15%, 11/13/20(a)	1,340	1,345,565
Berkshire Hathaway Energy Co., 3.75%, 11/15/23 (Call 08/15/23)	140	149,412
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	866	878,283
2.50%, 09/01/24 (Call 08/01/24)	575	586,312
3.60%, 11/01/21	600	617,557
3.85%, 02/01/24 (Call 01/01/24)	278	296,812
Commonwealth Edison Co., 4.00%, 08/01/20 (Call 05/01/20)	225	226,355
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	846	848,837
Dominion Energy Inc.
2.58%, 07/01/20	721	723,401
2.72%, 08/15/21(d)	505	510,388
3.07%, 08/15/24(d)	830	861,897
4.10%, 04/01/21(d)	691	708,295
DTE Energy Co.
Series C, 2.53%, 10/01/24	645	658,065
Series D, 3.70%, 08/01/23 (Call 07/01/23)	487	514,177
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	184	188,148
3.05%, 03/15/23 (Call 02/15/23)	700	726,171
3.90%, 06/15/21 (Call 03/15/21)	550	563,924
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	1,042	1,041,531

Security	Par (000)	Value

Electric (continued)
2.40%, 08/15/22 (Call 07/15/22)	$786	$797,035
3.05%, 08/15/22 (Call 05/15/22)	345	354,603
3.55%, 09/15/21 (Call 06/15/21)	437	447,880
3.75%, 04/15/24 (Call 01/15/24)	781	836,056
Duke Energy Indiana LLC, 3.75%, 07/15/20	135	136,424
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	1,030	1,054,590
3.00%, 09/15/21 (Call 06/15/21)	121	123,254
Edison International, 3.55%, 11/15/24 (Call 10/15/24)(a)	400	418,058
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	1,524	1,540,886
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	573	599,535
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	1,000	1,016,181
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)	275	280,296
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	165	165,428
3.50%, 06/01/22 (Call 05/01/22)	1,115	1,147,997
5.15%, 12/01/20 (Call 09/01/20)	891	907,583
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	1,210	1,244,760
4.00%, 10/01/20 (Call 07/01/20)	120	121,021
4.25%, 06/15/22 (Call 03/15/22)	504	527,654
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	535	546,192
Series B, 4.25%, 03/15/23 (Call 12/15/22)	452	481,410
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	100	103,069
Georgia Power Co., Series C, 2.00%, 09/08/20	460	460,189
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	445	469,956
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	100	102,013
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)(a)	650	697,838
Nevada Power Co., Series BB, 2.75%, 04/15/20	200	200,311
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	60	61,613
2.90%, 04/01/22	430	440,222
3.15%, 04/01/24 (Call 03/01/24)	2,033	2,133,304
Ohio Power Co., Series M, 5.38%, 10/01/21	145	153,740
Oncor Electric Delivery Co. LLC, 2.75%, 06/01/24 (Call 05/01/24)	810	838,803
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	75	78,167
Progress Energy Inc., 4.40%, 01/15/21 (Call 10/15/20)	1,459	1,487,340
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	1,060	1,073,726
3.85%, 06/01/23 (Call 05/01/23)	1,523	1,611,081
Public Service Enterprise Group Inc.
2.65%, 11/15/22 (Call 10/15/22)(a)	460	469,987
2.88%, 06/15/24 (Call 05/15/24)	130	134,470
Puget Energy Inc., 6.00%, 09/01/21	125	132,982
Sempra Energy
2.40%, 02/01/20	640	640,000
2.40%, 03/15/20 (Call 03/02/20)	1,059	1,059,610
2.88%, 10/01/22 (Call 07/01/22)	870	891,255
2.90%, 02/01/23 (Call 01/01/23)	665	684,343
3.55%, 06/15/24 (Call 03/15/24)	660	700,313
4.05%, 12/01/23 (Call 09/01/23)	115	123,301
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)(a)	1,275	1,303,200
Series C, 3.50%, 10/01/23 (Call 07/01/23)	60	63,312

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	$2,020	$2,034,865
2.75%, 06/15/20 (Call 05/15/20)	1,122	1,124,533
2.95%, 07/01/23 (Call 05/01/23)	1,825	1,890,901
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,174	1,204,888
WEC Energy Group Inc., 3.38%, 06/15/21	80	81,805

		46,744,621

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	619	630,278
2.63%, 02/15/23 (Call 11/15/22)	129	132,034

		762,312

Electronics — 0.5%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	238	252,305
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	60	62,469
Flex Ltd., 5.00%, 02/15/23(a)	902	971,637
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)(a)	100	100,426
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	2,581	2,594,010
2.15%, 08/08/22 (Call 07/08/22)	75	76,006
2.30%, 08/15/24 (Call 07/15/24)	910	933,732
4.25%, 03/01/21	147	151,278
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	165	182,662
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)(a)	173	175,826
2.80%, 12/15/21 (Call 11/15/21)	480	488,361
3.00%, 12/15/20 (Call 11/15/20)	1,300	1,313,868
3.13%, 11/15/22 (Call 08/15/22)	500	515,930
3.65%, 09/15/23 (Call 08/15/23)(a)	807	854,868
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	470	481,042

		9,154,420

Environmental Control — 0.3%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	985	1,009,368
3.55%, 06/01/22 (Call 03/01/22)	1,471	1,525,644
4.75%, 05/15/23 (Call 02/15/23)	175	189,938
5.00%, 03/01/20(a)	444	445,053
5.25%, 11/15/21	491	521,108
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	892	909,459
2.90%, 09/15/22 (Call 06/15/22)	340	349,964
2.95%, 06/15/24 (Call 05/15/24)	830	868,280
4.75%, 06/30/20(a)	903	913,771

		6,732,585

Food — 1.2%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	1,897	1,991,152
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,574	1,628,458
3.80%, 10/22/21	833	861,915
4.30%, 05/01/24 (Call 04/01/24)	962	1,048,612
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	558	569,213
3.15%, 12/15/21 (Call 09/15/21)	754	771,525
3.20%, 04/16/21	190	193,377
3.70%, 10/17/23 (Call 09/17/23)	840	893,445
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)(a)	813	857,083
JM Smucker Co. (The), 3.50%, 10/15/21	890	914,106

Security	Par (000)	Value

Food (continued)
Kellogg Co.
2.65%, 12/01/23	$97	$99,677
4.00%, 12/15/20	1,218	1,238,737
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/15/23)	1,941	2,059,042
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	685	697,766
3.30%, 01/15/21 (Call 12/15/20)	1,599	1,619,422
3.40%, 04/15/22 (Call 01/15/22)	63	64,921
3.85%, 08/01/23 (Call 05/01/23)	232	246,892
4.00%, 02/01/24 (Call 11/01/23)	565	607,986
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	160	163,110
3.15%, 08/15/24 (Call 06/15/24)	745	781,717
Mondelez International Inc.
3.00%, 05/07/20(a)	455	456,276
3.63%, 05/07/23 (Call 04/07/23)	1,243	1,310,532
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	832	840,869
2.60%, 10/01/20 (Call 09/01/20)	1,569	1,577,147
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	605	609,469
3.95%, 08/15/24 (Call 05/15/24)	1,090	1,179,496
4.50%, 06/15/22 (Call 03/15/22)	755	797,320

		24,079,265

Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 8.00%, 01/15/24	25	30,639
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	113	120,407

		151,046

Gas — 0.1%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21 (Call 10/15/20)	280	285,219
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	775	778,277
Series A, 2.50%, 11/15/24 (Call 10/15/24)	545	552,880
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	219	227,310
NiSource Inc., 2.65%, 11/17/22 (Call 10/17/22)	376	383,449

		2,227,135

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 2.90%, 11/01/22	50	51,376

Health Care – Products — 0.6%
Abbott Laboratories
2.55%, 03/15/22	350	356,838
3.40%, 11/30/23 (Call 09/30/23)	299	317,590
Boston Scientific Corp.
3.38%, 05/15/22(a)	95	98,255
3.45%, 03/01/24 (Call 02/01/24)	1,753	1,851,903
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	900	913,657
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	375	386,698
3.15%, 03/15/22	2,767	2,855,756
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	1,360	1,373,058
3.38%, 05/15/24 (Call 02/15/24)	155	164,358
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)(a)	1,490	1,545,301
4.15%, 02/01/24 (Call 11/01/23)	278	301,287

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/02/20)	$2,355	$2,357,792
3.15%, 04/01/22 (Call 02/01/22)	226	231,422

		12,753,915

Health Care – Services — 1.3%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	2,360	2,408,122
2.80%, 06/15/23 (Call 04/15/23)	196	201,148
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	850	861,994
2.50%, 11/21/20	554	557,913
2.95%, 12/01/22 (Call 11/01/22)	1,117	1,150,540
3.13%, 05/15/22	174	179,389
3.30%, 01/15/23(a)	1,178	1,226,362
3.35%, 12/01/24 (Call 10/01/24)(a)	515	544,484
3.50%, 08/15/24 (Call 05/15/24)	580	614,125
3.70%, 08/15/21 (Call 05/15/21)	865	886,005
4.35%, 08/15/20(a)	900	912,116
CommonSpirit Health, 2.76%, 10/01/24 (Call 07/01/24)	15	15,410
HCA Inc.
4.75%, 05/01/23	1,181	1,275,147
5.00%, 03/15/24	2,287	2,526,716
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	780	804,738
3.85%, 10/01/24 (Call 07/01/24)(a)	70	75,454
Laboratory Corp. of America Holdings
3.20%, 02/01/22	335	343,713
3.25%, 09/01/24 (Call 07/01/24)	45	47,266
3.75%, 08/23/22 (Call 05/23/22)	1,183	1,233,043
UnitedHealth Group Inc.
1.95%, 10/15/20(a)	650	651,392
2.13%, 03/15/21	1,339	1,346,822
2.38%, 10/15/22	950	966,294
2.38%, 08/15/24	1,185	1,209,807
2.70%, 07/15/20	1,854	1,862,195
2.75%, 02/15/23 (Call 11/15/22)	230	236,357
2.88%, 12/15/21(a)	180	183,980
2.88%, 03/15/22 (Call 12/15/21)	1,234	1,261,006
2.88%, 03/15/23	1,078	1,115,340
3.35%, 07/15/22	435	452,243
3.38%, 11/15/21 (Call 08/15/21)	195	200,102
3.50%, 06/15/23(a)	1,375	1,452,318
3.50%, 02/15/24	173	184,390

		26,985,931

Holding Companies – Diversified — 0.1%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	350	353,347
3.50%, 02/10/23 (Call 01/10/23)	810	830,971
3.63%, 01/19/22 (Call 12/19/21)	478	489,645
4.20%, 06/10/24 (Call 05/10/24)	952	1,006,406

		2,680,369

Home Builders — 0.1%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	1,040	1,057,890

Household Products & Wares — 0.0%
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	140	144,039

Insurance — 1.7%
Aflac Inc., 3.63%, 06/15/23	710	753,323
Allstate Corp. (The), 3.15%, 06/15/23	125	131,073

Security	Par (000)	Value

Insurance (continued)
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	$2,592	$2,631,992
3.38%, 08/15/20	492	496,894
4.13%, 02/15/24	962	1,044,309
4.88%, 06/01/22	1,380	1,472,554
6.40%, 12/15/20	579	601,973
Aon Corp., 5.00%, 09/30/20	378	386,511
Aon PLC, 3.50%, 06/14/24 (Call 03/14/24)	1,000	1,058,214
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	627	633,543
3.00%, 05/15/22	275	283,555
4.25%, 01/15/21(a)	1,303	1,336,490
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	1,377	1,386,344
2.75%, 03/15/23 (Call 01/15/23)	2,515	2,597,087
3.40%, 01/31/22(a)	798	826,598
3.75%, 08/15/21	70	72,330
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	1,389	1,396,376
2.88%, 11/03/22 (Call 09/03/22)(a)	1,377	1,417,143
3.35%, 05/15/24	146	155,590
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	588	633,484
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	968	1,025,252
Hartford Financial Services Group Inc. (The), 5.50%, 03/30/20	416	418,353
Lincoln National Corp., 4.00%, 09/01/23	75	80,392
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	640	657,079
Manulife Financial Corp., 4.90%, 09/17/20	155	158,176
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 03/02/20)	936	936,769
2.75%, 01/30/22 (Call 12/30/21)	521	530,621
3.50%, 12/29/20	455	462,952
3.50%, 06/03/24 (Call 03/03/24)	50	53,021
3.88%, 03/15/24 (Call 02/15/24)	2,160	2,320,783
4.80%, 07/15/21 (Call 04/15/21)(a)	350	362,638
MetLife Inc.
3.05%, 12/15/22	673	698,860
3.60%, 04/10/24	592	636,989
Series D, 4.37%, 09/15/23	1,080	1,177,440
Progressive Corp. (The), 3.75%, 08/23/21	25	25,801
Prudential Financial Inc.
3.50%, 05/15/24	575	615,191
4.50%, 11/15/20	615	628,715
5.38%, 06/21/20	863	875,719
Travelers Companies Inc. (The), 3.90%, 11/01/20(a)	970	986,334
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	1,485	1,573,254
Willis Towers Watson PLC, 5.75%, 03/15/21	50	52,038

		33,591,760

Internet — 0.8%
Alphabet Inc.
3.38%, 02/25/24	385	412,645
3.63%, 05/19/21	1,428	1,466,368
Amazon.com Inc.
1.90%, 08/21/20	1,858	1,860,193
2.40%, 02/22/23 (Call 01/22/23)	1,914	1,958,882
2.50%, 11/29/22 (Call 08/29/22)	570	583,666
2.80%, 08/22/24 (Call 06/22/24)	1,090	1,142,321
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	745	766,892
eBay Inc.
2.15%, 06/05/20(a)	255	255,592

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.60%, 07/15/22 (Call 04/15/22)	$1,306	$1,323,788
2.75%, 01/30/23 (Call 12/30/22)(a)	914	933,388
2.88%, 08/01/21 (Call 06/01/21)	1,392	1,411,177
3.25%, 10/15/20 (Call 07/15/20)	566	569,292
3.45%, 08/01/24 (Call 05/01/24)	1,076	1,137,118
3.80%, 03/09/22 (Call 02/09/22)	225	233,392
Expedia Group Inc.
4.50%, 08/15/24 (Call 05/15/24)	510	549,618
5.95%, 08/15/20	485	494,230

		15,098,562

Iron & Steel — 0.2%
ArcelorMittal SA
3.60%, 07/16/24(a)	850	879,778
6.25%, 02/25/22(a)	760	819,583
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	825	876,313
4.13%, 09/15/22 (Call 06/15/22)	215	226,446
Steel Dynamics Inc., 5.50%, 10/01/24 (Call 03/02/20)(a)	260	267,865

		3,069,985

Lodging — 0.2%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	1,535	1,584,310
Marriott International Inc./MD
2.13%, 10/03/22	200	201,129
2.30%, 01/15/22 (Call 12/15/21)	1,446	1,456,799
3.60%, 04/15/24 (Call 03/15/24)	1,050	1,117,193

		4,359,431

Machinery — 1.6%
ABB Finance USA Inc., 2.88%, 05/08/22	1,290	1,323,151
Caterpillar Financial Services Corp.
1.70%, 08/09/21	720	720,192
1.85%, 09/04/20	1,194	1,195,273
1.90%, 09/06/22	307	308,589
2.00%, 03/05/20(a)	1,804	1,804,508
2.15%, 11/08/24	1,050	1,066,095
2.40%, 06/06/22	1,315	1,336,505
2.55%, 11/29/22(a)	549	561,255
2.85%, 06/01/22	50	51,325
2.85%, 05/17/24	950	991,549
2.95%, 05/15/20	45	45,161
2.95%, 02/26/22	1,166	1,195,536
3.15%, 09/07/21(a)	375	383,595
3.45%, 05/15/23(a)	609	643,327
3.65%, 12/07/23	914	978,213
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	65	66,295
3.40%, 05/15/24 (Call 02/15/24)	555	590,867
3.90%, 05/27/21	1,876	1,930,689
CNH Industrial Capital LLC
4.20%, 01/15/24	500	537,262
4.38%, 04/05/22	275	287,709
4.88%, 04/01/21	1,315	1,359,215
CNH Industrial NV, 4.50%, 08/15/23	552	596,223
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	1,898	1,936,714
John Deere Capital Corp.
1.95%, 06/22/20	169	169,100
2.05%, 03/10/20	410	410,094
2.05%, 01/09/25	400	405,531
2.15%, 09/08/22(a)	1,033	1,045,855
2.35%, 01/08/21	503	505,920

Security	Par (000)	Value

Machinery (continued)
2.38%, 07/14/20	$548	$549,423
2.55%, 01/08/21	978	986,700
2.60%, 03/07/24	560	577,881
2.65%, 01/06/22	760	774,227
2.65%, 06/24/24(a)	930	964,146
2.70%, 01/06/23	130	133,821
2.75%, 03/15/22(a)	511	522,499
2.80%, 03/04/21	780	789,724
2.80%, 01/27/23	60	61,960
2.80%, 03/06/23	1,050	1,087,034
3.13%, 09/10/21	614	628,086
3.15%, 10/15/21	472	484,028
3.20%, 01/10/22(a)	880	905,739
3.35%, 06/12/24	425	452,978
3.65%, 10/12/23	135	144,297
Westinghouse Air Brake Technologies Corp., 4.40%, 03/15/24 (Call 02/15/24)	1,105	1,196,647
Xylem Inc./NY, 4.88%, 10/01/21	125	131,185

		32,836,123

Manufacturing — 1.0%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	75	75,015
2.00%, 08/07/20	50	50,086
2.00%, 06/26/22	997	1,005,666
2.25%, 03/15/23 (Call 02/15/23)	727	739,099
3.25%, 02/14/24 (Call 01/14/24)(a)	1,471	1,555,482
Eaton Corp., 2.75%, 11/02/22	1,501	1,540,805
General Electric Co.
2.70%, 10/09/22	3,208	3,269,059
3.10%, 01/09/23(a)	1,705	1,760,321
3.15%, 09/07/22	610	628,353
3.38%, 03/11/24	25	26,267
3.45%, 05/15/24 (Call 02/13/24)(a)	935	983,802
4.38%, 09/16/20(a)	1,307	1,326,342
4.63%, 01/07/21	1,960	2,009,792
4.65%, 10/17/21	1,816	1,897,198
5.30%, 02/11/21	264	272,968
5.55%, 05/04/20(a)	390	393,572
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	21	22,485
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	330	354,953
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	710	734,128
3.30%, 11/21/24 (Call 08/21/24)	500	530,780

		19,176,173

Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	2,071	2,083,042
4.46%, 07/23/22 (Call 05/23/22)	2,754	2,909,038
4.50%, 02/01/24 (Call 01/01/24)	1,250	1,358,560
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	1,096	1,325,550
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)(a)	870	870,302
2.75%, 03/01/23 (Call 02/01/23)	875	902,232
2.85%, 01/15/23	1,585	1,639,647
3.00%, 02/01/24 (Call 01/01/24)(a)	1,145	1,199,640
3.13%, 07/15/22	1,083	1,120,713
3.45%, 10/01/21	685	705,164

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.60%, 03/01/24	$2,165	$2,322,613
3.70%, 04/15/24 (Call 03/15/24)	1,749	1,881,067
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)	525	526,248
2.95%, 03/20/23 (Call 02/20/23)	1,100	1,130,879
4.38%, 06/15/21	651	672,866
Fox Corp.
3.67%, 01/25/22(b)	975	1,009,266
4.03%, 01/25/24 (Call 12/25/23)(b)	1,182	1,271,140
NBCUniversal Media LLC
2.88%, 01/15/23(a)	925	956,444
4.38%, 04/01/21	1,784	1,839,929
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	1,020	1,046,207
4.13%, 02/15/21 (Call 11/15/20)	1,612	1,638,875
5.00%, 02/01/20	1,879	1,879,000
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	68	80,653
TWDC Enterprises 18 Corp.
1.80%, 06/05/20	305	305,434
1.95%, 03/04/20	797	797,153
2.15%, 09/17/20	322	323,480
2.30%, 02/12/21	935	942,143
2.35%, 12/01/22(a)	1,504	1,534,483
2.45%, 03/04/22	1,870	1,903,189
2.75%, 08/16/21	285	290,134
3.75%, 06/01/21	25	25,714
ViacomCBS Inc.
3.38%, 03/01/22 (Call 12/01/21)	933	958,577
3.70%, 08/15/24 (Call 05/15/24)(a)	268	287,024
3.88%, 12/15/21	755	783,114
4.25%, 09/01/23 (Call 06/01/23)(a)	1,182	1,270,730
4.50%, 03/01/21	228	234,519
Walt Disney Co. (The)
1.65%, 09/01/22(a)	355	356,515
1.75%, 08/30/24 (Call 07/30/24)	1,571	1,574,270
3.00%, 09/15/22	495	512,384
4.50%, 02/15/21	1,270	1,307,573

		43,775,511

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	1,109	1,110,682
2.50%, 01/15/23 (Call 10/15/22)	520	533,143

		1,643,825

Mining — 0.2%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	1,275	1,303,630
3.25%, 11/21/21	105	107,767
3.85%, 09/30/23	55	59,342
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	50	51,710
Newmont Corp.
3.50%, 03/15/22 (Call 12/15/21)	1,325	1,363,691
3.70%, 03/15/23 (Call 12/15/22)	795	837,545

		3,723,685

Oil & Gas — 5.0%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	169	170,146
2.52%, 09/19/22 (Call 08/19/22)	985	1,003,583
2.75%, 05/10/23	538	554,229
3.22%, 11/28/23 (Call 09/28/23)	25	26,194

Security	Par (000)	Value

Oil & Gas (continued)
3.22%, 04/14/24 (Call 02/14/24)	$1,185	$1,247,103
3.25%, 05/06/22(a)	1,423	1,472,029
3.79%, 02/06/24 (Call 01/06/24)	1,515	1,623,391
4.50%, 10/01/20	1,986	2,021,350
4.74%, 03/11/21	878	907,424
BP Capital Markets PLC
2.32%, 02/13/20	1,150	1,150,142
2.50%, 11/06/22	756	772,071
3.06%, 03/17/22(a)	132	135,752
3.54%, 11/04/24	500	537,894
3.56%, 11/01/21	3,152	3,254,328
3.81%, 02/10/24	1,050	1,129,202
3.99%, 09/26/23	805	866,469
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	1,762	1,810,097
3.45%, 11/15/21 (Call 08/15/21)	322	329,918
3.80%, 04/15/24 (Call 01/15/24)(a)	288	306,756
Cenovus Energy Inc., 3.00%, 08/15/22 (Call 05/15/22)	351	358,648
Chevron Corp.
1.96%, 03/03/20 (Call 03/02/20)	1,290	1,290,258
1.99%, 03/03/20	425	425,095
2.10%, 05/16/21 (Call 04/15/21)	1,515	1,524,723
2.36%, 12/05/22 (Call 09/05/22)	1,742	1,774,783
2.41%, 03/03/22 (Call 01/03/22)(a)	650	660,660
2.42%, 11/17/20 (Call 10/17/20)	825	829,750
2.43%, 06/24/20 (Call 05/24/20)	535	536,197
2.50%, 03/03/22 (Call 02/03/22)	1,048	1,067,416
2.57%, 05/16/23 (Call 03/16/23)	1,800	1,849,537
2.90%, 03/03/24 (Call 01/03/24)(a)	300	313,383
3.19%, 06/24/23 (Call 03/24/23)	2,400	2,512,129
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	770	816,860
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	1,333	1,388,096
4.50%, 04/15/23 (Call 01/15/23)	1,485	1,567,975
5.00%, 09/15/22 (Call 03/02/20)	310	311,046
Diamondback Energy Inc., 2.88%, 12/01/24 (Call 11/01/24)	935	950,556
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/02/20)	1,100	1,101,679
2.63%, 03/15/23 (Call 12/15/22)	1,210	1,239,999
4.10%, 02/01/21	1,004	1,029,311
4.40%, 06/01/20	150	151,237
EQT Corp.
2.50%, 10/01/20 (Call 02/03/20)	100	100,068
3.00%, 10/01/22 (Call 09/01/22)(a)	862	830,770
4.88%, 11/15/21(a)	1,080	1,110,261
Equinor ASA
2.45%, 01/17/23(a)	890	910,195
2.65%, 01/15/24	1,545	1,599,300
2.75%, 11/10/21	144	146,944
2.90%, 11/08/20	151	152,372
3.15%, 01/23/22	580	596,206
3.70%, 03/01/24	1,235	1,327,673
Exxon Mobil Corp.
1.90%, 08/16/22	290	292,778
1.91%, 03/06/20 (Call 02/11/20)	1,028	1,027,998
2.02%, 08/16/24 (Call 07/16/24)	1,925	1,960,574
2.22%, 03/01/21 (Call 02/01/21)	4,101	4,129,353
2.40%, 03/06/22 (Call 01/06/22)	400	406,428
2.73%, 03/01/23 (Call 01/01/23)	800	825,250
3.18%, 03/15/24 (Call 12/15/23)	520	549,701

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	$375	$389,030
4.00%, 04/15/24 (Call 01/15/24)	500	532,159
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	370	377,012
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)(a)	1,043	1,057,238
3.63%, 09/15/24 (Call 06/15/24)	700	741,090
4.75%, 12/15/23 (Call 10/15/23)	487	531,076
5.13%, 03/01/21	509	527,007
Newfield Exploration Co.
5.63%, 07/01/24	1,075	1,188,269
5.75%, 01/30/22	330	351,686
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	600	639,839
Occidental Petroleum Corp.
2.60%, 08/13/21	185	186,814
2.70%, 08/15/22	1,566	1,590,539
2.70%, 02/15/23 (Call 11/15/22)	1,805	1,835,246
2.90%, 08/15/24 (Call 07/15/24)	2,932	2,994,081
3.13%, 02/15/22 (Call 11/15/21)	830	845,853
4.85%, 03/15/21 (Call 02/15/21)	1,710	1,760,234
6.95%, 07/01/24	1,015	1,204,622
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	1,695	1,723,301
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	420	430,575
Phillips 66, 4.30%, 04/01/22	1,651	1,736,047
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	152	153,985
3.95%, 07/15/22 (Call 04/15/22)	891	928,743
Shell International Finance BV
1.75%, 09/12/21	276	276,694
1.88%, 05/10/21	1,975	1,982,479
2.00%, 11/07/24 (Call 10/07/24)(a)	747	753,038
2.13%, 05/11/20	1,436	1,438,550
2.25%, 11/10/20	1,496	1,502,546
2.25%, 01/06/23(a)	1,159	1,179,300
2.38%, 08/21/22	837	852,120
3.40%, 08/12/23	1,001	1,060,171
3.50%, 11/13/23 (Call 10/13/23)	1,152	1,225,549
4.38%, 03/25/20	1,519	1,524,886
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	500	533,765
Total Capital Canada Ltd., 2.75%, 07/15/23(a)	1,620	1,676,496
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	250	252,036
2.70%, 01/25/23	675	693,379
2.75%, 06/19/21	1,475	1,497,743
2.88%, 02/17/22	1,025	1,050,329
3.70%, 01/15/24	542	581,109
3.75%, 04/10/24	1,151	1,238,681
Total Capital SA
4.13%, 01/28/21	307	314,469
4.45%, 06/24/20	2,812	2,843,786

		101,184,859

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,381	1,414,016
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	83	84,753
3.50%, 08/01/23 (Call 05/01/23)	1,766	1,848,689

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	$1,383	$1,469,624

		4,817,082

Packaging & Containers — 0.1%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	600	649,746
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	500	518,362

		1,168,108

Pharmaceuticals — 6.5%
AbbVie Inc.
2.15%, 11/19/21(b)	65	65,380
2.30%, 05/14/21 (Call 04/14/21)	2,830	2,847,977
2.30%, 11/21/22(b)	700	706,703
2.50%, 05/14/20 (Call 04/14/20)(a)	2,262	2,265,196
2.60%, 11/21/24 (Call 10/21/24)(b)	4,045	4,132,537
2.85%, 05/14/23 (Call 03/14/23)	1,665	1,713,461
2.90%, 11/06/22	2,354	2,417,469
3.20%, 11/06/22 (Call 09/06/22)	1,162	1,199,820
3.38%, 11/14/21	673	691,297
3.75%, 11/14/23 (Call 10/14/23)	1,802	1,916,747
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	1,534	1,578,737
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/17/20)(a)	4,507	4,511,545
3.45%, 03/15/22 (Call 01/15/22)	2,147	2,207,571
3.85%, 06/15/24 (Call 03/15/24)	1,025	1,092,645
Allergan Inc./U.S., 3.38%, 09/15/20	86	86,803
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	248	261,203
3.50%, 11/15/21 (Call 08/15/21)	205	210,371
AstraZeneca PLC
2.38%, 11/16/20(a)	1,918	1,926,828
2.38%, 06/12/22 (Call 05/12/22)(a)	365	370,142
3.50%, 08/17/23 (Call 07/17/23)	1,009	1,065,989
Becton Dickinson and Co.
2.40%, 06/05/20	305	305,384
2.89%, 06/06/22 (Call 05/06/22)(a)	2,446	2,501,224
3.13%, 11/08/21	90	91,956
3.25%, 11/12/20	150	151,622
3.36%, 06/06/24 (Call 04/06/24)	1,615	1,700,650
3.73%, 12/15/24 (Call 09/15/24)	1,257	1,348,730
Bristol-Myers Squibb Co.
2.00%, 08/01/22	803	809,991
2.60%, 05/16/22(b)	900	917,240
2.75%, 02/15/23 (Call 01/15/23)(b)	1,147	1,177,980
2.88%, 02/19/21(b)	50	50,525
2.90%, 07/26/24 (Call 06/26/24)(b)	3,421	3,578,060
3.25%, 08/15/22(a)(b)	170	176,733
3.25%, 02/20/23 (Call 01/20/23)(a)(b)	760	792,520
3.25%, 11/01/23(a)	210	221,622
3.55%, 08/15/22(b)	928	968,997
3.63%, 05/15/24 (Call 02/15/24)(b)	1,000	1,068,884
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	2,095	2,127,283
3.08%, 06/15/24 (Call 04/15/24)	417	431,843
3.20%, 03/15/23	999	1,033,975
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(b)	475	488,680
3.20%, 09/17/20	320	322,774
3.40%, 09/17/21	2,602	2,669,886

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.50%, 06/15/24 (Call 03/17/24)(b)	$415	$437,984
3.75%, 07/15/23 (Call 06/15/23)	2,567	2,714,863
3.90%, 02/15/22(b)	1,083	1,124,063
4.00%, 02/15/22 (Call 11/15/21)(b)	733	758,290
4.75%, 11/15/21(b)	2,237	2,345,882
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	2,267	2,276,845
2.63%, 08/15/24 (Call 07/15/24)(a)	2,210	2,262,853
2.75%, 12/01/22 (Call 09/01/22)	1,385	1,413,158
2.80%, 07/20/20 (Call 06/20/20)	2,283	2,291,388
3.13%, 03/09/20	225	225,319
3.35%, 03/09/21	1,175	1,195,086
3.38%, 08/12/24 (Call 05/12/24)	25	26,355
3.50%, 07/20/22 (Call 05/20/22)	745	771,556
3.70%, 03/09/23 (Call 02/09/23)	5,874	6,164,146
4.00%, 12/05/23 (Call 09/05/23)(a)	180	192,275
Eli Lilly & Co., 2.35%, 05/15/22	575	584,771
Express Scripts Holding Co., 2.60%, 11/30/20	450	452,405
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,175	1,214,700
3.38%, 05/15/23(a)	1,418	1,493,040
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	1,378	1,413,214
2.88%, 06/01/22 (Call 05/01/22)	154	157,974
3.00%, 06/01/24 (Call 05/01/24)	1,850	1,942,392
3.13%, 05/14/21	800	815,325
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	1,755	1,757,811
1.95%, 11/10/20	185	185,223
2.05%, 03/01/23 (Call 01/01/23)	535	541,775
2.25%, 03/03/22 (Call 02/03/22)	991	1,005,206
2.95%, 09/01/20(a)	575	578,884
3.38%, 12/05/23(a)	249	266,949
McKesson Corp.
3.65%, 11/30/20	100	101,461
3.80%, 03/15/24 (Call 12/15/23)	1,660	1,766,418
Mead Johnson Nutrition Co., 3.00%, 11/15/20(a)	241	243,716
Merck & Co. Inc.
1.85%, 02/10/20	1,348	1,347,990
2.35%, 02/10/22	1,639	1,665,018
2.40%, 09/15/22 (Call 06/15/22)	165	168,411
2.80%, 05/18/23(a)	2,065	2,147,186
2.90%, 03/07/24 (Call 02/07/24)	1,075	1,128,784
3.88%, 01/15/21 (Call 10/15/20)	151	153,360
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	50	53,309
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)	2,922	2,968,411
Novartis Capital Corp.
1.80%, 02/14/20	1,080	1,080,008
2.40%, 05/17/22 (Call 04/17/22)	955	972,050
2.40%, 09/21/22	1,380	1,410,705
3.40%, 05/06/24	2,043	2,187,372
4.40%, 04/24/20	958	963,846
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	650	683,581
Pfizer Inc.
1.95%, 06/03/21	1,266	1,273,392
2.20%, 12/15/21(a)	1,652	1,672,057
2.80%, 03/11/22	406	416,219
2.95%, 03/15/24 (Call 02/15/24)(a)	1,245	1,308,954
3.00%, 09/15/21	250	255,668

Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 06/15/23	$901	$941,860
3.20%, 09/15/23 (Call 08/15/23)	1,057	1,113,993
3.40%, 05/15/24(a)	752	805,438
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	1,890	1,996,576
4.00%, 03/29/21	1,469	1,509,083
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	2,575	2,597,945
2.88%, 09/23/23 (Call 07/23/23)	1,926	1,981,357
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (Call 10/26/21)	300	310,955
4.40%, 11/26/23 (Call 10/26/23)	2,754	2,992,670
Wyeth LLC, 6.45%, 02/01/24	105	124,019
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	1,185	1,231,810
3.45%, 11/13/20 (Call 10/13/20)	315	318,517

		130,706,851

Pipelines — 3.0%
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	405	441,571
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	1,175	1,361,251
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)(a)	1,160	1,164,327
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	890	916,137
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	175	180,505
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	645	660,646
3.50%, 06/10/24 (Call 03/10/24)	273	288,037
4.00%, 10/01/23 (Call 07/01/23)	1,091	1,160,627
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	70	70,801
3.60%, 02/01/23 (Call 11/01/22)	991	1,025,708
4.15%, 10/01/20 (Call 02/14/20)	1,892	1,913,051
4.25%, 03/15/23 (Call 12/15/22)	348	366,414
4.50%, 04/15/24 (Call 03/15/24)	1,048	1,128,314
4.65%, 06/01/21 (Call 03/01/21)(a)	860	882,579
5.20%, 02/01/22 (Call 11/01/21)	1,959	2,059,012
5.88%, 01/15/24 (Call 10/15/23)	734	820,177
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,025	1,087,821
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,006	1,077,033
5.00%, 10/01/22 (Call 07/01/22)(a)	25	26,594
5.88%, 03/01/22 (Call 12/01/21)	360	383,342
Enterprise Products Operating LLC
2.80%, 02/15/21	882	890,641
2.85%, 04/15/21 (Call 03/15/21)	741	750,192
3.35%, 03/15/23 (Call 12/15/22)	1,260	1,311,173
3.50%, 02/01/22	721	744,653
3.90%, 02/15/24 (Call 11/15/23)	925	990,531
4.05%, 02/15/22	103	107,567
5.20%, 09/01/20	1,228	1,253,429
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	1,746	1,712,219
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	100	104,021
3.50%, 03/01/21 (Call 01/01/21)	1,330	1,349,794
3.50%, 09/01/23 (Call 06/01/23)	194	203,008

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
3.95%, 09/01/22 (Call 06/01/22)	$1,396	$1,457,167
4.15%, 02/01/24 (Call 11/01/23)	275	294,636
4.30%, 05/01/24 (Call 02/01/24)	1,248	1,349,099
5.00%, 10/01/21 (Call 07/01/21)(a)	85	88,681
5.30%, 09/15/20	602	615,356
6.50%, 04/01/20	420	423,101
6.85%, 02/15/20	545	545,861
Kinder Morgan Inc./DE, 3.15%, 01/15/23 (Call 12/15/22)	1,495	1,544,247
Magellan Midstream Partners LP, 4.25%, 02/01/21	463	474,994
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	979	1,017,606
4.50%, 07/15/23 (Call 04/15/23)	643	690,242
4.88%, 12/01/24 (Call 09/01/24)	1,047	1,152,540
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	325	331,881
4.25%, 02/01/22 (Call 11/01/21)	90	93,431
7.50%, 09/01/23 (Call 06/01/23)	266	311,512
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	1,728	1,783,171
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	745	775,983
3.65%, 06/01/22 (Call 03/01/22)	845	870,376
3.85%, 10/15/23 (Call 07/15/23)	840	880,660
5.00%, 02/01/21 (Call 11/01/20)	55	56,195
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	1,220	1,254,024
5.63%, 04/15/23 (Call 01/15/23)	1,373	1,499,641
5.75%, 05/15/24 (Call 02/15/24)	1,775	1,996,955
6.25%, 03/15/22 (Call 12/15/21)	1,310	1,405,616
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	1,040	1,143,680
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21 (Call 03/01/21)	271	277,595
TransCanada PipeLines Ltd.
2.50%, 08/01/22	920	933,099
3.75%, 10/16/23 (Call 07/16/23)	595	629,997
3.80%, 10/01/20(a)	1,085	1,100,077
Western Midstream Operating LP
4.00%, 07/01/22 (Call 04/01/22)	250	257,134
5.38%, 06/01/21 (Call 03/01/21)	105	108,311
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	859	884,171
3.60%, 03/15/22 (Call 01/15/22)	1,581	1,628,843
3.70%, 01/15/23 (Call 10/15/22)	1,300	1,352,362
4.00%, 11/15/21 (Call 08/15/21)	105	108,143
4.13%, 11/15/20 (Call 08/15/20)	190	192,407
4.30%, 03/04/24 (Call 12/04/23)	970	1,043,718
4.50%, 11/15/23 (Call 08/15/23)	70	75,522
4.55%, 06/24/24 (Call 03/24/24)	1,100	1,200,521
5.25%, 03/15/20	2,085	2,092,304

		60,372,034

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	550	601,029

Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	320	339,642
4.00%, 01/15/24 (Call 12/15/23)	976	1,051,823
American Tower Corp.
2.25%, 01/15/22	305	307,303

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.40%, 03/15/25 (Call 02/15/25)	$125	$126,607
2.80%, 06/01/20 (Call 05/01/20)(a)	1,396	1,400,165
3.00%, 06/15/23	290	300,194
3.30%, 02/15/21 (Call 01/15/21)	484	490,812
3.38%, 05/15/24 (Call 04/15/24)	272	286,230
3.45%, 09/15/21	302	309,886
3.50%, 01/31/23	1,917	2,003,124
4.70%, 03/15/22	1,325	1,401,205
5.00%, 02/15/24	851	947,221
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	1,650	1,717,141
3.80%, 02/01/24 (Call 11/01/23)	170	181,640
3.85%, 02/01/23 (Call 11/01/22)	797	840,046
4.13%, 05/15/21 (Call 02/15/21)	1,310	1,342,478
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	60	62,434
3.65%, 06/15/24 (Call 04/15/24)	305	323,472
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,668	1,763,377
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,389	1,397,375
3.15%, 07/15/23 (Call 06/15/23)	225	233,566
3.20%, 09/01/24 (Call 07/01/24)	241	252,517
3.40%, 02/15/21 (Call 01/15/21)	1,322	1,340,672
4.88%, 04/15/22	470	499,961
5.25%, 01/15/23	1,582	1,729,161
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	200	203,915
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 05/01/22)(a)	875	914,204
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	1,155	1,170,691
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	298	308,932
4.63%, 12/15/21 (Call 09/15/21)	910	951,402
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	15	16,636
Healthpeak Properties Inc.
3.88%, 08/15/24 (Call 05/17/24)	1,024	1,101,456
4.25%, 11/15/23 (Call 08/15/23)	458	493,874
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	184	191,193
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	162	173,271
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	440	474,629
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)	1,193	1,213,284
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	910	943,346
4.65%, 08/01/23 (Call 05/01/23)	145	158,022
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	1,010	1,063,607
4.50%, 06/15/23 (Call 12/15/22)	463	485,509
5.00%, 08/15/22 (Call 02/15/22)(a)	710	747,247
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	1,221	1,230,207
2.35%, 01/30/22 (Call 10/30/21)	770	779,461
2.50%, 09/01/20 (Call 06/01/20)(a)	145	145,415
2.50%, 07/15/21 (Call 04/15/21)	225	227,380
2.63%, 06/15/22 (Call 03/15/22)	1,325	1,351,355
2.75%, 02/01/23 (Call 11/01/22)	55	56,614
2.75%, 06/01/23 (Call 03/01/23)	1,960	2,021,736
3.38%, 10/01/24 (Call 07/01/24)	102	108,276
3.75%, 02/01/24 (Call 11/01/23)	272	291,251

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	$1,018	$1,049,572
VEREIT Operating Partnership LP, 4.60%, 02/06/24 (Call 11/06/23)	544	593,670
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	980	1,041,177
3.75%, 03/15/23 (Call 12/15/22)(a)	605	635,419
3.95%, 09/01/23 (Call 08/01/23)	748	797,209
Weyerhaeuser Co., 4.63%, 09/15/23	360	391,794

		41,979,806

Retail — 2.5%
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	215	223,061
3.70%, 04/15/22 (Call 01/15/22)	247	255,739
4.00%, 11/15/20 (Call 08/15/20)	55	55,598
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	264	272,131
Costco Wholesale Corp.
1.75%, 02/15/20(a)	110	109,992
2.15%, 05/18/21 (Call 04/18/21)	308	310,179
2.25%, 02/15/22	89	90,234
2.30%, 05/18/22 (Call 04/18/22)(a)	1,335	1,354,842
2.75%, 05/18/24 (Call 03/18/24)	920	960,670
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	1,265	1,314,919
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	1,110	1,170,361
Home Depot Inc. (The)
1.80%, 06/05/20	281	280,977
2.00%, 04/01/21 (Call 03/01/21)	3,412	3,429,855
2.63%, 06/01/22 (Call 05/01/22)	2,160	2,211,000
2.70%, 04/01/23 (Call 01/01/23)	1,205	1,243,413
3.25%, 03/01/22	495	511,693
3.75%, 02/15/24 (Call 11/15/23)(a)	125	134,773
4.40%, 04/01/21 (Call 01/01/21)	180	184,659
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	1,015	1,042,259
3.75%, 04/15/21 (Call 01/15/21)	305	311,158
3.80%, 11/15/21 (Call 08/15/21)	125	128,883
3.88%, 09/15/23 (Call 06/15/23)	985	1,051,858
4.63%, 04/15/20 (Call 03/02/20)(a)	270	270,600
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	382	384,040
3.45%, 01/15/21 (Call 12/15/20)	150	151,821
3.63%, 06/01/24 (Call 03/01/24)	500	510,781
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	935	935,817
2.63%, 01/15/22	410	417,114
2.75%, 12/09/20 (Call 11/09/20)(a)	1,968	1,982,854
3.35%, 04/01/23 (Call 03/01/23)	1,330	1,392,255
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	45	46,223
O’Reilly Automotive Inc., 4.88%, 01/14/21 (Call 10/14/20)	53	54,159
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	1,064	1,068,015
2.20%, 11/22/20	752	754,041
2.70%, 06/15/22 (Call 04/15/22)	707	721,399
3.10%, 03/01/23 (Call 02/01/23)	1,815	1,883,888
Target Corp.
2.90%, 01/15/22	700	717,898
3.50%, 07/01/24	970	1,049,126
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)	711	729,077
Walgreen Co., 3.10%, 09/15/22	787	808,990

Security	Par (000)	Value

Retail (continued)
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	$2,070	$2,112,696
3.80%, 11/18/24 (Call 08/18/24)	2,090	2,210,525
Walmart Inc.
1.90%, 12/15/20(a)	2,370	2,376,984
2.35%, 12/15/22 (Call 11/15/22)	855	872,204
2.55%, 04/11/23 (Call 01/11/23)	1,609	1,653,860
2.65%, 12/15/24 (Call 10/15/24)	2,045	2,133,458
2.85%, 06/23/20	180	180,871
2.85%, 07/08/24 (Call 06/08/24)	1,256	1,317,996
3.13%, 06/23/21	2,014	2,057,073
3.25%, 10/25/20	75	75,851
3.30%, 04/22/24 (Call 01/22/24)	1,015	1,079,651
3.40%, 06/26/23 (Call 05/26/23)	3,730	3,948,171
3.63%, 07/08/20	795	801,901
4.25%, 04/15/21(a)	40	41,285

		51,388,878

Semiconductors — 2.2%
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	50	51,459
3.13%, 12/05/23 (Call 10/05/23)	434	454,440
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)(a)	768	773,141
4.30%, 06/15/21(a)	828	857,751
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	2,542	2,548,742
2.65%, 01/15/23 (Call 12/15/22)	1,337	1,357,908
3.00%, 01/15/22 (Call 12/15/21)	2,572	2,620,112
3.63%, 01/15/24 (Call 11/15/23)(a)	2,280	2,383,795
Broadcom Inc.
3.13%, 10/15/22(b)	2,620	2,686,359
3.63%, 10/15/24 (Call 09/15/24)(b)	1,662	1,755,281
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	361	361,693
1.85%, 05/11/20	784	784,523
2.35%, 05/11/22 (Call 04/11/22)	2,265	2,304,244
2.45%, 07/29/20(a)	2,107	2,115,291
2.70%, 12/15/22	2,001	2,060,543
2.88%, 05/11/24 (Call 03/11/24)	837	876,808
3.30%, 10/01/21	1,743	1,792,159
KLA Corp.
4.13%, 11/01/21 (Call 03/02/20)	453	468,674
4.65%, 11/01/24 (Call 08/01/24)	1,045	1,164,212
Lam Research Corp.
2.75%, 03/15/20 (Call 03/02/20)	330	330,240
2.80%, 06/15/21 (Call 05/15/21)	1,267	1,284,552
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	125	129,302
Microchip Technology Inc.
3.92%, 06/01/21	290	297,271
4.33%, 06/01/23 (Call 05/01/23)	1,270	1,354,476
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	845	921,580
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	1,696	1,708,763
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(b)	879	967,038
QUALCOMM Inc.
2.25%, 05/20/20	1,863	1,865,866
2.60%, 01/30/23 (Call 12/30/22)	2,606	2,667,926
2.90%, 05/20/24 (Call 03/20/24)	1,053	1,097,251
3.00%, 05/20/22	1,361	1,399,603

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)(a)	$125	$124,959
1.85%, 05/15/22 (Call 04/15/22)	25	25,133
2.25%, 05/01/23 (Call 02/01/23)(a)	105	106,963
2.75%, 03/12/21 (Call 02/12/21)	900	910,166
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	705	731,462
3.00%, 03/15/21(a)	580	588,223

		43,927,909

Software — 2.4%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	618	623,000
Adobe Inc.
1.70%, 02/01/23	160	160,963
1.90%, 02/01/25 (Call 01/01/25)	180	181,991
4.75%, 02/01/20	1,555	1,555,000
Fidelity National Information Services Inc., 3.50%, 04/15/23 (Call 01/15/23)	190	199,284
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	1,055	1,057,784
2.75%, 07/01/24 (Call 06/01/24)	2,087	2,149,078
3.50%, 10/01/22 (Call 07/01/22)	210	218,356
3.80%, 10/01/23 (Call 09/01/23)	975	1,037,339
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	2,225	2,226,545
1.85%, 02/06/20	781	781,003
2.00%, 11/03/20 (Call 10/03/20)(a)	1,814	1,818,593
2.00%, 08/08/23 (Call 06/08/23)	1,587	1,611,642
2.13%, 11/15/22	323	328,953
2.38%, 02/12/22 (Call 01/12/22)	1,824	1,853,727
2.38%, 05/01/23 (Call 02/01/23)	1,912	1,959,123
2.40%, 02/06/22 (Call 01/06/22)	1,630	1,657,624
2.65%, 11/03/22 (Call 09/03/22)	1,148	1,181,384
2.88%, 02/06/24 (Call 12/06/23)	2,391	2,507,072
3.00%, 10/01/20(a)	241	243,256
3.63%, 12/15/23 (Call 09/15/23)	1,620	1,738,886
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	3,508	3,522,037
2.40%, 09/15/23 (Call 07/15/23)	2,665	2,734,191
2.50%, 05/15/22 (Call 03/15/22)(a)	3,155	3,209,957
2.50%, 10/15/22	1,804	1,846,591
2.63%, 02/15/23 (Call 01/15/23)	1,069	1,098,360
2.80%, 07/08/21	2,391	2,432,521
2.95%, 11/15/24 (Call 09/15/24)	2,125	2,236,768
3.40%, 07/08/24 (Call 04/08/24)(a)	1,620	1,726,545
3.63%, 07/15/23	76	81,007
3.88%, 07/15/20(a)	1,052	1,063,707
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	1,064	1,115,325
VMware Inc.
2.30%, 08/21/20	1,206	1,210,454
2.95%, 08/21/22 (Call 07/21/22)	1,358	1,390,053

		48,758,119

Telecommunications — 2.6%
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)(a)	1,136	1,138,327
2.63%, 12/01/22 (Call 09/01/22)	400	408,159
2.80%, 02/17/21 (Call 01/17/21)	1,675	1,693,793
3.00%, 02/15/22	2,407	2,465,009
3.00%, 06/30/22 (Call 04/30/22)	2,685	2,749,874
3.20%, 03/01/22 (Call 02/01/22)	1,564	1,606,008

Security	Par (000)	Value

Telecommunications (continued)
3.55%, 06/01/24 (Call 03/01/24)	$267	$282,773
3.60%, 02/17/23 (Call 12/17/22)	1,325	1,390,325
3.80%, 03/15/22	1,908	1,984,781
3.80%, 03/01/24 (Call 01/01/24)	1,150	1,226,680
3.88%, 08/15/21	1,174	1,211,729
3.90%, 03/11/24 (Call 12/11/23)	349	374,209
4.45%, 05/15/21	480	496,462
4.45%, 04/01/24 (Call 01/01/24)	1,216	1,328,893
4.60%, 02/15/21 (Call 11/15/20)	1,119	1,145,515
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	950	1,032,871
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	2,069	2,076,621
2.20%, 02/28/21	3,125	3,142,837
2.20%, 09/20/23 (Call 07/20/23)	957	975,451
2.45%, 06/15/20(a)	1,141	1,144,434
2.60%, 02/28/23	35	36,049
3.00%, 06/15/22	188	194,329
3.63%, 03/04/24	942	1,016,600
Juniper Networks Inc., 4.50%, 03/15/24(a)	197	215,652
Motorola Solutions Inc.
3.50%, 03/01/23	179	186,155
3.75%, 05/15/22	870	903,768
4.00%, 09/01/24	1,000	1,075,251
Orange SA, 4.13%, 09/14/21	463	481,009
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	115	118,993
4.10%, 10/01/23 (Call 07/01/23)	1,100	1,182,903
Telefonica Emisiones SA
4.57%, 04/27/23	925	1,002,158
5.13%, 04/27/20	2,137	2,153,435
5.46%, 02/16/21	1,001	1,038,115
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	1,148	1,169,277
2.95%, 03/15/22	1,329	1,363,418
3.13%, 03/16/22	1,874	1,928,468
3.45%, 03/15/21	229	233,522
3.50%, 11/01/24 (Call 08/01/24)	1,000	1,069,033
4.15%, 03/15/24 (Call 12/15/23)	186	202,133
4.60%, 04/01/21	522	539,300
5.15%, 09/15/23	4,369	4,870,976
Vodafone Group PLC
2.50%, 09/26/22(a)	35	35,665
2.95%, 02/19/23	70	72,140
3.75%, 01/16/24	3,128	3,334,157

		52,297,257

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	750	770,419

Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,636	1,694,929
3.05%, 03/15/22 (Call 12/15/21)(a)	250	256,564
3.05%, 09/01/22 (Call 06/01/22)	545	563,036
3.40%, 09/01/24 (Call 06/01/24)	118	126,141
3.85%, 09/01/23 (Call 06/01/23)	165	176,474
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)(a)	950	1,015,262
3.70%, 11/01/23 (Call 08/01/23)	75	79,973

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
FedEx Corp.
2.63%, 08/01/22	$1,115	$1,137,556
3.40%, 01/14/22	450	463,254
4.00%, 01/15/24	25	27,071
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	302	311,416
3.00%, 04/01/22 (Call 01/01/22)(a)	952	975,337
3.25%, 12/01/21 (Call 09/01/21)	130	133,054
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	690	703,256
2.88%, 06/01/22 (Call 05/01/22)	225	230,012
3.65%, 03/18/24 (Call 02/18/24)	873	929,028
Union Pacific Corp.
2.95%, 03/01/22(a)	70	71,840
3.15%, 03/01/24 (Call 02/01/24)	290	305,117
3.20%, 06/08/21	930	948,936
3.50%, 06/08/23 (Call 05/08/23)	1,030	1,084,940
4.00%, 02/01/21 (Call 11/01/20)	310	315,352
4.16%, 07/15/22 (Call 04/15/22)	1,058	1,114,739
United Parcel Service Inc.
2.05%, 04/01/21	157	157,804
2.35%, 05/16/22 (Call 04/16/22)	500	507,722
2.45%, 10/01/22(a)	1,256	1,282,108
2.50%, 04/01/23 (Call 03/01/23)	1,673	1,712,970
2.80%, 11/15/24 (Call 09/15/24)	45	47,111
3.13%, 01/15/21	655	664,391

		17,035,393

Total Corporate Bonds & Notes — 98.8% (Cost: $1,952,798,180)		1,996,411,005

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(e)(f)(g)	69,182	$69,223,778
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(e)(f)	46,739	46,739,000

		115,962,778

Total Short-Term Investments — 5.7% (Cost: $115,929,999)		115,962,778

Total Investments in Securities — 104.5% (Cost: $2,068,728,179)		2,112,373,783

Other Assets, Less Liabilities — (4.5)%		(90,528,390)

Net Assets — 100.0%		$2,021,845,393

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	88,613	(19,431)	69,182	$69,223,778	$66,075	(b)	$(1,606)	$7,759
BlackRock Cash Funds: Treasury, SL Agency Shares	25,905	20,834	46,739	46,739,000	75,449		—	—

				$115,962,778	$141,524		$(1,606)	$7,759

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® 0-5 Year Investment Grade Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,996,411,005	$—	$1,996,411,005
Money Market Funds	115,962,778	—	—	115,962,778

	$115,962,778	$1,996,411,005	$—	$2,112,373,783